     As filed with the Securities and Exchange Commission on April 29, 1998
                         File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 35                                           [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 37                                                          [X]

                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                             Tom D. Seip, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                   Copies of communications to:
Martin E. Lybecker, Esq.              Frances Cole, Esq.
Ropes & Gray                          Charles Schwab Investment Management, Inc.
1301 K Street, NW, Suite 800 East     101 Montgomery Street
Washington, D.C.  20005               San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box):
         /   /    Immediately upon filing pursuant to paragraph (b)
         / X /    On April 30, 1998 pursuant to paragraph (b)
         /   /    60 days after filing pursuant to paragraph (a)(1)
         /   /    On April 30, 1998 pursuant to paragraph (a)(1)
         /   /    75 days after filing pursuant to paragraph (a)(2)
         /   /    On (date) pursuant to paragraph (a)(2) of Rule 485
if appropriate, check the following box:

        /   /     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A
                              CROSS REFERENCE SHEET
                                   PROSPECTUS

                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund

           PART A ITEM                                                PROSPECTUS CAPTION
1.         Cover Page                                                 Cover Page

2.         Synopsis                                                   Key Features; Expenses

3.         Condensed Financial Information                            Not applicable

4.         General Description of Registrant                          Organization & Management; Investment Objective, Policies &
                                                                      Risks

5.         Management of the Fund                                     Organization & Management

5A.        Management's Discussion of Fund Performance                Not applicable

6.         Capital Stock and Other Securities                         Organization & Management; Investing in Shares

7.         Purchase of Securities Being Offered                       Investing in Shares

8.         Redemption or Repurchase                                   Investing in Shares

9.         Pending Legal Proceedings                                  Not applicable

                               TABLE OF CONTENTS

                                       PAGE
                                          ----
KEY FEATURES.........................    2
EXPENSES.............................    3
FINANCIAL HIGHLIGHTS.................    4
PERFORMANCE..........................    6
ORGANIZATION & MANAGEMENT............    7
INVESTMENT OBJECTIVES, POLICIES &
  RISKS..............................    9
INVESTING IN SHARES..................   13

The Prospectus provides concise information that you should know before investing. Retain it for future reference.

The Statement of Additional Information (SAI), dated April 30, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, CA 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                  SCHWAB MONEY
                                  MARKET FUND

                          SCHWAB GOVERNMENT MONEY FUND

                        SCHWAB U.S. TREASURY MONEY FUND

                                  SWEEP SHARES

                                   PROSPECTUS
                                 APRIL 30, 1998

EACH FUND seeks current income, while maintaining a stable share price of $1.00.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00.

KEY FEATURES

MATCHING A FUND TO YOUR INVESTMENT NEEDS. Each Fund seeks current income while preserving the value of your investment and, therefore, may be appropriate for a variety of investment programs.

The Funds are designed to provide convenience through automatic investment of uninvested cash balances in your Schwab account (the Sweep Feature), although shares also may be position traded (purchased directly). The Sweep Feature makes the Funds especially suitable for investors with short-term investment needs, such as for periods between other investments. The Funds also may be appropriate for investors seeking long-term, low-risk investments for cash balances.

GOALS. Each Fund seeks current income, while maintaining a stable share price of $1.00. There is no guarantee that the Funds will achieve their goals.

MANAGEMENT. Charles Schwab Investment Management, Inc. (the Investment Manager), 101 Montgomery Street, San Francisco, CA 94104, currently provides investment management services to the SchwabFunds(R), a family of 34 mutual funds with over $62 billion in assets as of March 31, 1998.

STRATEGIES. The Funds invest in high-quality, short-term debt securities (money market securities).

Each Fund is a diversified mutual fund.


RISKS. Investment in a Fund will be subject to risks associated with investing in money market securities, i.e. high-quality, short-term debt securities.


SHAREHOLDER SERVICE. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, provides professional representatives 24 hours a day at 1-800-435-4000 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of a Fund.


LOW-COST INVESTING. The Investment Manager and Schwab have voluntarily guaranteed that, through at least April 30, 1999, total operating expenses of Schwab Money Market Fund (Money Fund), Schwab Government Money Fund (Government
Fund) and Schwab U.S. Treasury Money Fund (Treasury Fund) will not exceed 0.75%, 0.75% and 0.65% of each Fund's daily net assets, respectively.

EXPENSES

ANNUAL OPERATING EXPENSES are paid by the Funds. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.

The annual operating expenses stated below are stated as a percentage of average daily net assets of each Fund.


                                   GOVERN-
                           MONEY    MENT     TREASURY
                           FUND     FUND       FUND
                           -----   -------   --------
Management Fee
  (after reduction)        0.28%   0.27%      0.17%
12b-1 Fees                 NONE     NONE       NONE
Other Expenses
  (after reduction)        0.47%   0.48%      0.48%
TOTAL OPERATING
  EXPENSES (AFTER
  REDUCTION)               0.75%   0.75%      0.65%


EXAMPLE. If each Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.

MONEY FUND


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $8       $24       $42       $93

GOVERNMENT FUND

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $8       $24       $42       $93

TREASURY FUND

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $7       $21       $36       $81

THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through April 30, 1999, that total operating expenses (excluding interest, taxes and extraordinary expenses) of Money Fund, Government Fund and Treasury Fund will not exceed 0.75%, 0.75% and 0.65% of each Fund's average daily net assets, respectively. If these guarantees were not in effect the management fee, other expenses and total operating expenses of Money Fund, Government Fund and Treasury Fund would be 0.40%, 0.47% and 0.87%; and 0.44%, 0.48% and 0.92%; and
0.44%, 0.49% and 0.93% of each Fund's average daily net assets, respectively. Read the "Organization & Management" section of the prospectus for more information on expenses.

FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants for the Funds. Their report is included in the Annual Report for the Funds, which is a separate report that contains additional financial information.

The auditor's report, financial highlights and financial statements are incorporated by reference into the SAI. For free copies of the Annual Report and/or the SAI, call 1-800-435-4000.

For a share outstanding throughout each period:


                                   Income from                       Less
                              Investment Operations              Distributions                 Ratios/Supplemental Data
                        ---------------------------------   -----------------------            -------------------------
                                  Realized &
                                  Unrealized                                           Net
  Fiscal    Net Asset     Net        Gain                     Dividends               Asset
  Period      Value     Invest-   (Loss) on    Total from     from Net       Total    Value      Total      Net Assets
   Ended    Beginning    ment      Invest-     Investment    Investment     Distri-   End of   Return(4)   End of Period
  Dec. 31   of Period   Income     ment(6)     Operation       Income       butions   Period      (%)         (000's)
  -------   ---------   -------   ----------   ----------   -------------   -------   ------   ---------   -------------
  Schwab Money Market Fund
   1997       $1.00      $0.05       --          $0.05         $(0.05)      $(0.05)   $1.00      5.04       $21,421,437
   1996        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      4.91        18,083,671
   1995        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      5.41        14,010,387
   1994        1.00       0.04       --           0.04          (0.04)       (0.04)    1.00      3.68        11,227,305
   1993        1.00       0.03       --           0.03          (0.03)       (0.03)    1.00      2.67         8,164,599
   1992        1.00       0.03       --           0.03          (0.03)       (0.03)    1.00      3.48         6,134,167
   1991        1.00       0.06       --           0.06          (0.06)       (0.06)    1.00      5.70         4,866,584
   1990(2)     1.00       0.07       --           0.07          (0.07)       (0.07)    1.00      7.23         4,058,408
  Schwab Government Money Fund
   1997        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      4.95         1,981,926
   1996        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      4.83         1,986,862
   1995        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      5.34         1,884,569
   1994        1.00       0.04       --           0.04          (0.04)       (0.04)    1.00      3.62         1,897,328
   1993        1.00       0.03       --           0.03          (0.03)       (0.03)    1.00      2.66         1,744,603
   1992        1.00       0.03       --           0.03          (0.03)       (0.03)    1.00      3.42         1,592,793
   1991        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      5.53         1,458,705
   1990(2)     1.00       0.07       --           0.07          (0.07)       (0.07)    1.00      7.23         1,424,377
  Schwab U.S. Treasury Money Fund
   1997        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      4.85         1,765,445
   1996        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      4.77         1,421,672
   1995        1.00       0.05       --           0.05          (0.05)       (0.05)    1.00      5.25         1,193,689
   1994        1.00       0.04       --           0.04          (0.04)       (0.04)    1.00      3.52           803,871
   1993        1.00       0.03       --           0.03          (0.03)       (0.03)    1.00      2.54           378,143
   1992        1.00       0.03       --           0.03          (0.03)       (0.03)    1.00      3.26           178,895
   1991(3)     1.00       0.01       --           0.01          (0.01)       (0.01)    1.00      0.68            16,906


             Ratios/Supplemental Data
           -----------------------------
                           Ratio of Net
             Ratio of       Investment
  Fiscal    Expenses to      Income to
  Period      Average         Average
   Ended   Net Assets(1)   Net Assets(1)
  Dec. 31       (%)             (%)
  -------  -------------   -------------
Schwab Money Market Fund
   1997         0.75           4.93
   1996         0.75           4.80
   1995         0.75           5.27
   1994         0.74           3.68
   1993         0.73           2.64
   1992         0.70           3.40
   1991         0.78           5.52
   1990(2       0.82(5)        7.51(5)
  Schwab Government Money Fund
   1997         0.75           4.84
   1996         0.75           4.73
   1995         0.75           5.21
   1994         0.74           3.56
   1993         0.73           2.63
   1992         0.72           3.36
   1991         0.70           5.38
   1990(2       0.70(5)        7.51(5)
  Schwab U.S. Treasury Money Fund
   1997         0.65           4.75
   1996         0.65           4.67
   1995         0.65           5.11
   1994         0.65           3.60
   1993         0.65           2.50
   1992         0.59           2.91
   1991(3       0.24(5)        4.11(5)

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:


                                               Schwab Government
                Schwab Money Market Fund          Money Fund          Schwab U.S. Treasury Fund
                -------------------------   -----------------------   -------------------------
                               Ratio of                   Ratio of                   Ratio of
                                  Net                       Net                         Net
                 Ratio of     Investment     Ratio of    Investment    Ratio of     Investment
                 Expenses       Income       Expenses      Income      Expenses       Income
Fiscal Period   to Average    to Average    to Average   to Average   to Average    to Average
Ended Dec. 31   Net Assets    Net Assets    Net Assets   Net Assets   Net Assets    Net Assets
-------------   -----------   -----------   ----------   ----------   -----------   -----------
    1997           0.87%         4.81%         0.92%        4.67%        0.93%         4.47%
    1996           0.89%         4.66%         0.92%        4.56%        0.94%         4.38%
    1995           0.90%         5.12%         0.92%        5.04%        0.96%         4.80%
    1994           0.90%         3.52%         0.92%        3.38%        1.00%         3.25%
    1993           0.91%         2.46%         0.93%        2.43%        1.05%         2.10%
    1992           0.92%         3.18%         0.94%        3.14%        1.15%         2.35%
    1991           0.94%         5.36%         0.95%        5.13%        4.11%(3,5)    0.24%(3,5)
    1990           0.95%(2,5)    7.38%(2,5)    0.96%(2,5)    7.25%(2,5)     N/A         N/A


(2) For the period January 26, 1990 (commencement of operations) to December 31, 1990.

(3) For the period November 6, 1991 (commencement of operations) to December 31, 1991.

(4) Not annualized.

(5) Annualized.

(6) Amount per share does not round to a full penny.

PERFORMANCE

Typically, mutual funds report performance in terms of total return or yield.

TOTAL RETURN is the actual annual return of an investment, assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.

YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned by a Fund over a seven-day period and expresses that income as an annualized percentage rate.


An effective yield is calculated similarly as yield, but income earned is assumed to be reinvested. Because of this compounding effect, effective yields are generally higher.

Because money market funds seek to maintain a stable share price, yields are generally considered a better method of measuring performance than total return.

Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year. For a free copy of the most recent financial report, call 1-800-435-4000.

ORGANIZATION & MANAGEMENT

THE FUNDS ARE DIVERSIFIED MUTUAL FUNDS. Each Fund is a series of The Charles Schwab Family of Funds (the Trust).

THE FUNDS ARE OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Funds' activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Funds' shareholders.

THE FUNDS MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUNDS ARE MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Funds' day-to-day business affairs, including picking the Funds' investments. The Investment Manager, however, is subject to the overall authority of the Board of Trustees.

For the services performed under its contract with each Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly from each Fund.


For the fiscal year ended December 31, 1997, Money Fund, Government Fund and Treasury Fund paid management fees of 0.28%, 0.27% and 0.17% of each Fund's average daily net assets, respectively.


SCHWAB IS THE FUNDS' SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Funds' prospectuses, financial reports and other informational literature. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

For the services performed as transfer agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund, payable monthly in the amount of 0.25% of each Fund's average daily net assets. For the services performed as shareholder services agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund, payable monthly in the amount of 0.20% of the average daily net assets of each Fund.

THE FUNDS PAY OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

For the fiscal year ended December 31, 1997, Money Fund, Government Fund and Treasury Fund paid total operating expenses of 0.75%, 0.75% and 0.65% of each Fund's average daily net assets, respectively.

The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS

INVESTMENT OBJECTIVES
MONEY FUND seeks maximum current income consistent with stability of capital.

GOVERNMENT FUND seeks maximum current income consistent with stability of capital.

TREASURY FUND seeks high current income consistent with liquidity and stability of capital.

Each Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGIES

MONEY FUND seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements for these securities.


GOVERNMENT FUND seeks to achieve its investment objective by investing in U.S. Government securities and repurchase agreements for these securities.


TREASURY FUND seeks to achieve its objective by investing in U.S. Treasury securities and other obligations that are backed by the full faith and credit of the U.S. Government.

Each Fund's investment strategy is a policy that may be changed only by shareholders.

Please remember that Government Fund and Treasury Fund are not insured or guaranteed by the U.S. Government.

The Funds seek to maintain a stable share price of $1.00, although there is no guarantee that they will be able to do so. The Funds follow regulations set forth by the SEC that dictate the quality, maturity and diversification of a Fund's investments. These requirements are designed to help the Funds maintain a stable share price of $1.00.

The Funds earn income at current money market rates and their yields will fluctuate from day to day. The Funds emphasize capital preservation, so they will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.

INVESTMENT RISKS
Investment in a Fund will be subject to risks associated with investing in money market securities, i.e., high-quality, short-term debt securities. Generally speaking there are four types of risk attendant to investing in debt securities.

PREPAYMENT OR CALL RISK is the likelihood that, during periods of falling interest rates, debt securities will be prepaid (or "called") prior to maturity requiring the proceeds to be invested at a generally lower interest rate.


INTEREST RATE RISK is the potential for fluctuations in the prices of debt securities due to changing interest rates. For example, when interest rates rise, bond prices generally decline or "fall" and when interest rates fall, bond prices generally rise.

INCOME RISK is the potential for a decline in income due to falling interest rates, and is a component of both prepayment or call risk and interest rate risk.


CREDIT RISK is the possibility that an issuer will fail to make timely payments of either interest or principal.


The amount of each type of risk each Fund will be subject to depends on its portfolio of investments. The Funds may purchase only high-quality, short-term debt securities that the Investment Manager believes present minimal credit risk. Additionally, Government Fund's and Treasury Fund's investments make them less sensitive to credit risks. In addition, the short maturity of each Fund's portfolio is designed to minimize interest rate and prepayment or call risks.

PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES
Different types of securities a Fund may invest in are described below. Not every security described is an eligible investment for each Fund.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. Government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, standby bond purchase agreements and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a Fund, and affect its share price.

FOREIGN SECURITIES involve additional risks because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are principally traded overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities may not be subject to the same regulatory and reporting requirements as domestic entities and may be subject to higher transaction costs and foreign taxes. Foreign securities are sometimes less liquid and may be more volatile than securities issued by domestic issuers or securities traded on domestic markets. In addition, foreign economic, political and legal developments could have more dramatic affects on the value of a foreign security or its payment of interest and repayment of principal.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States Government.


U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. Government securities, including U.S. Treasury securities, are among the safest securities, but they are still subject to interest rate changes which may affect yield.


REPURCHASE AGREEMENTS involve a Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price and time. There are risks that losses will result if the seller does not perform as agreed.


VARIABLE AND FLOATING RATE SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value. Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional and may make the securities more difficult to sell quickly or without losses.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a Fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are typically commercial paper (short-term loans), which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

ILLIQUID SECURITIES are securities that are not actively traded, and, therefore, may be difficult to sell quickly or without losses.

Restriction: Each Fund will not invest more than 10% of its net assets in illiquid securities. For Money Fund and Government Fund this policy may be changed only by shareholders.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. To the extent a Fund invests in liquid restricted securities, its general level of illiquidity may increase if these securities become difficult to sell.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price and yield, but delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

The Funds also may employ the policies described below.

DIVERSIFICATION involves investing in a wide range of securities, and thereby spreading and reducing the risks of investment.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases a Fund's investment exposure. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles, and impact the value of the industry's securities.

Restriction: Each Fund will not concentrate in any one industry or group of industries. This policy does not apply to certificates of deposit and banker's acceptances or to U.S. Government securities. For Money Fund and Government Fund this policy may be changed only by shareholders.


BORROWING subjects the Funds to interest costs that may exceed the interest received on the securities purchased with the borrowed funds.


Restriction: Each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that each Fund will not purchase securities while borrowings are outstanding. This policy may be changed only by shareholders.

INVESTING IN SHARES

BUSINESS DAYS
The Funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1998: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the Funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

NET ASSET VALUE
The price of each share of a Fund is its net asset value per share (NAV). NAV is determined each business day, first at 10 a.m. Eastern time, then again at the close of the NYSE, generally 4 p.m. Eastern time. NAV is calculated by adding the value of a Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.

Investment holdings are valued on the basis of amortized cost, which means that a Fund's securities are valued at cost, plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds, which seek to maintain a stable share price, and most money market funds use this method to calculate NAV.

HOW TO BUY, SELL OR EXCHANGE SHARES
Shares may be purchased, sold or exchanged through an account at Schwab or any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through an account at Schwab.

Shares are purchased or sold at the NAV next determined after your purchase, redemption or exchange order is received in good order. Shares purchased at the 10 a.m. NAV generally receive a dividend that day, although shares purchased at the 4 p.m. NAV generally receive a dividend the next day. Shares sold or exchanged at the 10 a.m. NAV generally do not receive a dividend that day, although shares sold or exchanged at the 4 p.m. NAV generally do receive a dividend that day.

SWEEP FEATURE. Investors may choose a Fund as their "primary fund" and uninvested cash balances in their account will be automatically invested in Sweep Shares of their primary fund, according to the terms and conditions of their account agreement. Sweep Shares of a primary fund also will be sold to cover any negative cash balance in their account, according to the terms and conditions of their account agreement.


DIRECT PURCHASE. Shares of a Fund also may be position traded (purchased directly). The minimum initial investment is $1,000.

Subsequent direct purchases must be in amounts of at least $100.

BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users). Telephone orders received in good order after the close of the NYSE, but prior to 8 p.m. Eastern time will be executed at the 10 a.m. NAV. Telephone orders received in good order after 8 p.m. Eastern time will be executed at the 4 p.m. NAV.

BY MAIL. Write to the Funds at 101 Montgomery Street, San Francisco, CA 94104.

BY WIRE. Call 1-800-435-4000 for wire instructions.

Please provide the following information:
-  your name and Schwab account number;
-  the name of the Fund;
-  the dollar amount you would like to purchase, sell or exchange; and
-  for initial purchases only, one of the two distribution choices below:

AUTOMATIC REINVESTMENT. All distributions will be reinvested in full shares of the Fund you are purchasing. If you do not choose an option, this option will be assigned to you; or

CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day.

- for exchanges, the name of the Fund and class, if applicable, into which you want to exchange shares and the distribution option you select; and

- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account.

PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUNDS:

-  each Fund requires a minimum balance of $100;
- your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet a Fund's minimum balance requirements, although you will be given 30 days' notice prior to redemption to increase your holdings to the required minimum balance;
- redemption and exchange requests by mail are irrevocable and, once mailed, may not be modified or canceled;
- payment for redeemed shares will be made to your Schwab account within 7 days, and a check may be mailed to you upon request;
- if you bought your shares by check, a check for your redemption proceeds will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;
- depending on the type of Schwab account you have, your money may earn interest during any holding period;

- you may exchange your shares for shares of other SchwabFunds(R), provided you meet the Fund's minimum investment or other requirements;

- an exchange of a Fund's shares for shares of other SchwabFunds will be treated as a taxable event for federal income tax purposes;

- the Funds and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification; and
- the Funds may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.

DIVIDENDS & TAXES
Each business day, a Fund's net investment income is determined as of the close of the NYSE as a dividend to shareholders of record. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.

The following is only a brief summary of some of the federal and state income tax consequences that may affect each Fund and its shareholders. Unless your investment in a Fund is through a retirement account, you should consider the tax implications of investing in a Fund, and consult with your own tax advisor.

Each Fund will distribute its net investment income and capital gains, if any, to shareholders each year. All distributions received by shareholders are subject to federal income tax, and may be subject to state and/or local income taxes. Treasury Fund intends to invest in securities whose interest is free from state and local taxes in most states.

Distributions are taxable when paid, whether they are received in cash or reinvested, although distributions declared in December, but paid in January, are taxable as if they were paid on December 31.

Shareholders receive a record of all distributions by the Funds, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, each Fund notifies shareholders of the federal tax treatment of all distributions made that year.

OPENING A SCHWAB ACCOUNT
Schwab was established in 1971 and is one of America's largest discount brokers. Schwab serves over 4.9 million active customer accounts and helps investors make investment decisions by offering low-cost brokerage services and providing financial products and information. Visit one of Schwab's 274 branch offices or Schwab's web site (http://www.schwab.com) for information on investment products and services.

Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.

Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides account protection of up to $500,000 for the securities held in a Schwab account, including shares of the Funds. It is important to remember that SIPC account protection does not protect against losses due to market or economic conditions.

Schwab offers different types of accounts with varying minimum initial investment and balance requirements designed to fit the needs of a variety of investors. Contact Schwab for more information and read your account agreement and application for specific account details, including minimum initial investment and balance requirements and fees. Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.


Deposits to your Schwab account may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.


Monies received by Schwab before 4 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4 p.m. Eastern time will be available for investment the next business day.


TAX-ADVANTAGED RETIREMENT PLANS offer excellent tax advantages and the Funds may be especially suitable investments for them. Schwab's retirement plans allow participants to defer taxes while helping them build their retirement savings.


SCHWAB IRAS offer wide choice of investments for people with earned income who want the opportunity to compound earnings on a tax-deferred basis. Schwab IRA accounts with balances of $10,000 or more by September 15, 1998 will not be charged Schwab's $29 annual IRA account fee for the life of the account.


SCHWAB KEOGHS provide tax-advantaged plans for self-employed individuals and their employees that permit annual tax-deductible contributions of up to $30,000. Schwab Keogh Plans are currently charged an annual fee of $45.


SCHWAB CORPORATE RETIREMENT ACCOUNTS offer well-designed retirement programs that can help a company attract and retain valuable employees. Call 1-800-435-4000 for more information.


GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your Schwab account. As long as the Funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions.

These procedures may include:
- requiring a form of personal identification before acting upon any telephone order;
-  providing written confirmation of telephone orders; and
-  tape-recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Funds.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing a Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Funds and request that your mailings not be consolidated.

Each Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.
---------------------------------------------------

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
---------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.
---------------------------------------------------

                                             ------------------------------

                                               Schwab Taxable
                                               Money Funds--
                                               Sweep Investments
                                             ------------------------------
                                               PROSPECTUS APRIL 30, 1998























                     SCHWABFUNDS(R)                       SCHWABFUNDS(R)

(C) 1998 Charles Schwab & Co., Inc.
All rights reserved. Member SIPC/NYSE.      MKT3474(4/96)
CRS 12120

                                     PART A
                              CROSS REFERENCE SHEET
                                   PROSPECTUS

                         Schwab Retirement Money Fund(R)

           PART A ITEM                                                PROSPECTUS CAPTION
1.         Cover Page                                                 Cover Page

2.         Synopsis                                                   Key Features; Expenses

3.         Condensed Financial Information                            Not applicable

4.         General Description of Registrant                          Organization & Management; Investment Objective,
                                                                      Policies & Risks

5.         Management of the Fund                                     Organization & Management

5A.        Management's Discussion of Fund Performance                Not applicable

6.         Capital Stock and Other Securities                         Organization & Management; Investing in Shares

7.         Purchase of Securities Being Offered                       Investing in Shares

8.         Redemption or Repurchase                                   Investing in Shares

9.         Pending Legal Proceedings                                  Not applicable

                               TABLE OF CONTENTS


                                       PAGE
                                       ----
KEY FEATURES.........................    2
EXPENSES.............................    3
FINANCIAL HIGHLIGHTS.................    4
PERFORMANCE..........................    5
ORGANIZATION & MANAGEMENT............    6
INVESTMENT OBJECTIVES, POLICIES &
  RISKS..............................    8
INVESTING IN SHARES..................   12


The Prospectus provides concise information that you should know before investing. Retain it for future reference.

The Statement of Additional Information (SAI), dated April 30, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, CA 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               SCHWAB RETIREMENT

                                 MONEY FUND(R)


                                   PROSPECTUS
                                 APRIL 30, 1998

SCHWAB RETIREMENT MONEY FUND (THE FUND) seeks current income, while maintaining a stable share price of $1.00.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00.

KEY FEATURES


MATCHING THE FUND TO YOUR INVESTMENT NEEDS: The Fund seeks current income, while preserving the principal value of your investment for retirement plans, plan participants and other institutional investors that are investing on behalf of themselves or as a fiduciary, agent or custodian.


GOAL: The Fund seeks current income, while maintaining a stable share price of $1.00. There is no guarantee that the Fund will achieve its goal.


STRATEGY: The Fund invests in high-quality, short-term debt securities (money market securities).


The Fund is a diversified mutual fund.


MANAGEMENT: Charles Schwab Investment Management, Inc. (the Investment Manager), 101 Montgomery Street, San Francisco, CA 94104, currently provides investment management services to the SchwabFunds(R), a family of 34 mutual funds with over $62 billion in assets as of March 31, 1998.



SHAREHOLDER SERVICE: Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, and the Charles Schwab Trust Company (Trust Company) provide professional representatives 24 hours a day at 1-800-435-4000 or 1-800-772-4900 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of the Fund.



LOW-COST INVESTING: The Investment Manager and Schwab have voluntarily guaranteed that, through at least April 30, 1999, total operating expenses of the Fund will not exceed 0.73% of average daily net assets.

EXPENSES



ANNUAL OPERATING EXPENSES are paid by the Fund. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.



The annual operating expenses stated below are stated as a percentage of average daily net assets of the Fund.



Management fee (after reduction)              0.38%
12b-1 fees                                    NONE
Other expenses (after reduction)              0.35%
                                              ----
TOTAL OPERATING EXPENSES (AFTER REDUCTION)    0.73%



EXAMPLE. If the Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $7       $23       $41       $91


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


The Investment Manager and Schwab have voluntarily agreed to guarantee, through at least April 30, 1999 that total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund will not exceed 0.73% of average daily net assets. If these guarantees were not in effect, the management fee, other expenses and total operating expenses of the Fund would be 0.46%, 0.38% and 0.84% respectively, of average daily net assets. Read the "Organization & Management" section of the prospectus for more information on expenses.

FINANCIAL HIGHLIGHTS



The following information has been audited by Price Waterhouse LLP, independent accountants for the Fund. Their report is included in the Annual Report for the Fund, which is a separate report that contains additional financial information.



The auditor's report, financial highlights and financial statements are incorporated by reference into the SAI. For free copies of the Annual Report and/or the SAI, call 1-800-435-4000.



For a share outstanding throughout each period:



                                     Income from                         Less
                                Investment Operations                Distributions
                        -------------------------------------   -----------------------

                                   Net Realized
                                        &                                                  Net        Total
  Fiscal    Net Asset     Net       Unrealized                    Dividends               Asset      Return
  Period      Value     Invest-       Gains        Total from     from Net       Total    Value       (not
   Ended    Beginning    ment      (Losses) on     Investment    Investment     Distri-   End of   annualized)
  Dec. 31   of Period   Income    Investments(3)   Operations      Income       butions   Period       (%)
  -------   ---------   -------   --------------   ----------   -------------   -------   ------   -----------


       )                                       Schwab Retirement Money Fund(R
   1997       $1.00      $0.05          --           $0.05         $(0.05)      $(0.05)   $1.00       5.07
   1996        1.00       0.05          --            0.05          (0.05)       (0.05)    1.00       4.93
   1995        1.00       0.05          --            0.05          (0.05)       (0.05)    1.00       5.43
   1994(2)     1.00       0.03          --            0.03          (0.03)       (0.03)    1.00       3.29


                    Ratios/Supplemental Data
           ------------------------------------------
                                            Ratio of
                                              Net
                             Ratio of      Investment
  Fiscal                    Expenses to    Income to
  Period    Net Assets        Average       Average
   Ended   End of Period   Net Assets(1)   Net Assets
  Dec. 31     (000's)           (%)           (%)
  -------  -------------   -------------   ----------
       )
   1997      $154,903           0.73          4.96
   1996       136,319           0.73          4.83
   1995        98,992           0.73          5.28
   1994(2      31,415           0.73*         4.04*



(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:



                       Ratio of      Ratio of Net
                       Expenses       Investment
Fiscal Period Ended   to Average       Income to
    December 31       Net Asset    Average Net Asset
-------------------   ----------   -----------------
        1997             0.84%           4.85%
        1996             0.88%           4.68%
        1995             0.92%           5.09%
        1994(2)          1.05%*          3.72%*



(2) For the period from March 2, 1994 (commencement of operations) to December 31, 1994.


(3) Amount does not round to a full penny.


*Annualized

PERFORMANCE

Typically, money market funds report performance in terms of total return or yield.


TOTAL RETURN is the actual annual return of an investment, assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.



YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned by a Fund over a seven-day period and expresses that income as an annualized percentage.



An effective yield is calculated similarly as yield, but income earned is assumed to be reinvested. Because of this compounding effect, effective yields are generally higher.


Because money market funds seek to maintain a stable share price, yields are generally considered a better method of measuring performance than total return.

Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year. For a free copy of the most recent financial report, call 1-800-435-4000.

ORGANIZATION & MANAGEMENT


THE FUND IS A DIVERSIFIED MUTUAL FUND. The Fund is a series of The Charles Schwab Family of Funds (the Trust).



THE FUND IS OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Fund's shareholders.



THE FUND MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



THE FUND IS MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Fund's day-to-day business affairs, including picking the Fund's investments. The Investment Manager, however, is subject to the overall authority of the Board of Trustees.



For the services performed under its contract with the Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly by the Fund. For the fiscal year ended December 31, 1997, the Fund paid management fees of 0.38% of average daily net assets.



SCHWAB IS THE FUND'S SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Fund's prospectus, financial reports and other informational literature. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.


For the services performed as transfer agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund, payable monthly in the amount of 0.05% of its average daily net assets. For the services performed as shareholder services agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund, payable monthly in the amount of 0.20% of its average daily net assets.


THE FUND PAYS OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Fund. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

For the fiscal year ended December 31, 1997, the Fund paid total operating expenses of 0.73% of average daily net assets.



The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS


INVESTMENT OBJECTIVE


THE FUND seeks maximum current income consistent with liquidity and stability of capital.


The Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.


INVESTMENT STRATEGY
THE FUND seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.


The Fund seeks to maintain a stable share price of $1.00, although there is no guarantee that it will be able to do so. The Fund follows regulations set forth by the SEC that dictate the quality, maturity and diversification of its investments. These requirements are designed to help the Fund maintain a stable share price of $1.00.

The Fund earns income at current money market rates and its yields will fluctuate from day to day. The Fund emphasizes capital preservation, so it will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.

INVESTMENT RISKS

Investment in the Fund will be subject to risks associated with investing in money market securities, i.e., high-quality, short-term debt securities. Generally speaking there are four types of risk attendant to investing in debt securities.



PREPAYMENT RISK OR CALL RISK is the likelihood that, during periods of falling interest rates, debt securities will be prepaid (or "called") prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.



INTEREST RATE RISK is the potential for fluctuations in the prices of debt securities due to changing interest rates. For example, when interest rates rise, bond prices generally decline or "fall," and when interest rates fall, bond prices generally rise.



INCOME RISK is the potential for a decline in income due to falling interest rates, and is a component of both prepayment or call risk and interest rate risk.



CREDIT RISK is the possibility that an issuer will fail to make timely payments of either interest or principal.



The amount of each type of risk the Fund will be subject to depends on its portfolio of investments. The Fund may purchase only high-quality, short-term debt securities that the Investment Manager believes present minimal credit risk. In addition, the short maturity of the Fund's portfolio is designed to minimize interest rate and prepayment or call risks.

PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES

Different types of securities the Fund may invest in are described below.



MONEY MARKET SECURITIES are high-quality, short-term securities that may be issued by entities such as the U.S. Government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure.


CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, standby bond purchase agreements and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a Fund, and affect its share price.


FOREIGN SECURITIES involve additional risks because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are principally traded overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities may not be subject to the same regulatory and reporting requirements as domestic entities, and may be subject to higher transaction costs and foreign taxes. Foreign securities are sometimes less liquid and may be more volatile than securities issued by domestic issuers or securities traded on domestic markets. In addition, foreign economic, political and legal developments could have more dramatic affects on the value of a foreign security or its payment of interest and repayment of principal.


U.S. GOVERNMENT SECURITIES are securities issued by the U.S. Treasury or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. Government securities are among the safest securities, but they are still subject to interest rate changes which may affect yield.


REPURCHASE AGREEMENTS involve the Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price and time. There is a risk of loss if the seller does not perform as agreed.

VARIABLE AND FLOATING RATE SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value. Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional and may make the securities more difficult to sell quickly or without losses.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a Fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are typically commercial paper (short-term loans) which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

ILLIQUID SECURITIES are securities that are not actively traded, and, therefore, may be difficult to sell quickly or without losses.


Restriction: The Fund will not invest more than 10% of its net assets in illiquid securities. This policy may be changed only by shareholders.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. To the extent the Fund invests in liquid restricted securities, its general level of illiquidity may increase if these securities become difficult to sell.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price and yield, but delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


The Fund also may employ the policies described below.


DIVERSIFICATION involves investing in a wide range of securities, and, thereby spreading and reducing the risks of investment.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases a Fund's investment exposure. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles, and impact the value of the industry's securities.


Restriction: The Fund will not concentrate in any one industry or group of industries. This policy does not apply to certificates of deposit and banker's acceptances, or to U.S. Government securities. This policy may be changed only by shareholders.



BORROWING subjects the Fund to interest costs that may exceed the interest received on the securities purchased with the borrowed funds.



Restriction: The Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that the Fund will not purchase securities while borrowings are outstanding. This policy may be changed only by shareholders.



LENDING securities may earn income for a Fund, but also could result in losses, and possibly affect its share price.



Restriction: The Fund will limit lending to no more than 33 1/3% of its total assets.

INVESTING IN SHARES

BUSINESS DAYS
The Fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1998: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the Fund reserves the right to advance the time by which purchase, redemption and exchange orders must be received on that day.

NET ASSET VALUE

The price of each share of the Fund is its net asset value per share (NAV). NAV is determined each business day at the close of the NYSE, generally 4 p.m. Eastern time. NAV is calculated by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.


Investment holdings are valued on the basis of amortized cost, which means that the Fund's securities are valued at cost, plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds, which seek to maintain a stable share price, and most money market funds use this method to calculate NAV.

HOW TO BUY, SELL OR EXCHANGE SHARES
Shares may be purchased, sold or exchanged through an account at Schwab (including the Trust Company), or any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through an account at Schwab.


Shares are purchased or sold at the NAV next determined after your purchase, redemption or exchange order is received in good order. Shares purchased at the 4 p.m. NAV generally receive a dividend the next day although, upon special request, investments of $100,000 or more that are received in good order by Schwab or the Trust Company before 1:30 p.m. Eastern time, may receive a dividend that day. Shares sold or exchanged at the 4 p.m. NAV generally receive a dividend that day.


MINIMUM INVESTMENTS


Initial Investment...................  $ 1
Additional Shares....................  $ 1
Minimum Balance*.....................  $ 1



*Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements, although you will be given 30 days' notice prior to redemption to increase your holdings to the required minimum balance.

Shares of the Fund may be bought in several ways.


- BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users). For Retirement Advisors, call 1-800-772-4900.



- BY MAIL. Write to the Fund at 101 Montgomery Street, San Francisco, CA 94104.



- BY WIRE. Call 1-800-435-4000 for wire instructions.


Please provide the following information:

- your name and Schwab account number;


-  the name of the Fund;


-  the dollar amount you would like to purchase, sell or exchange;


-  for initial purchases only, one of the two distribution choices below:


AUTOMATIC REINVESTMENT. All distributions will be reinvested in shares of the Fund you are purchasing. If you do not choose an option, this option will be assigned to you; or


CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day;



- for exchanges, the name of the Fund and class, if applicable, into which you want to exchange shares and the distribution option you select;


- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account


PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUND:


- redemption and exchange requests by mail are irrevocable and, once mailed, may not be modified or canceled;


- payment for redeemed shares will be made to your Schwab account within 7 days and a check may be mailed to you upon request;


- if you bought your shares by check, a check for your redemption proceeds will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;


- depending on the type of Schwab account you have, your money may earn interest during any holding period;


- you may exchange your shares for shares of other SchwabFunds, provided you meet the Fund's minimum investment or other requirements;


- an exchange of a Fund's shares for shares of other SchwabFunds(R) will be treated as a taxable event for federal income tax purposes; and


- the Fund and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification; and


- the Fund may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.

DIVIDENDS & TAXES
Each business day, the Fund's net investment income is determined as of the close of the NYSE as a dividend to shareholders of record. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.

The following is only a brief summary of some of the federal and state income tax consequences that may affect the Fund and its shareholders.

The Fund will distribute its net investment income and capital gains, if any, to shareholders each year. Unless your investments in a Fund is held through a retirement account, all distributions received by shareholders would be subject to federal income tax, and may be subject to state and/or local income taxes.

Shareholders receive a record of all distributions by the Fund, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, the Fund notifies shareholders of the federal tax treatment of all distributions made that year.

OPENING A SCHWAB ACCOUNT

Schwab was established in 1971 and is one of America's largest discount brokers. Schwab serves over 4.9 million active customer accounts and helps investors make investment decisions by offering low-cost brokerage services and providing financial products and information. Visit one of Schwab's 274 branch offices or Schwab's web site (http://www.schwab.com) for information on investment products and services.


Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.

A $1,000 minimum initial investment and account balance is required for an account at Schwab or the Trust Company.


Deposits to your Schwab account may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.


Monies received by Schwab before 4 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4 p.m. Eastern time will be available for investment the next business day.

Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.

GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your Schwab account. As long as the Fund or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include:

- requiring a form of personal identification before acting upon any telephone order;


-  providing written confirmation of telephone orders; and


-  tape-recording all telephone orders.


It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Fund.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing a Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Fund and request that your mailings not be consolidated.

The Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.
---------------------------------------------------

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
---------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.
---------------------------------------------------

                                           ---------------------------

                                             Schwab Retirement
                                             Money Funds(R)
                                           ---------------------------
                                             PROSPECTUS APRIL 30, 1998






SCHWABFUNDS(R)

   (LOGO)








SCHWABFUNDS(R)
101 Montgomery Street
San Francisco, California 94104


2026-7 (4/98)      Printed on recycled paper.

                                     PART A
                              CROSS REFERENCE SHEET
                                   PROSPECTUS

                  Schwab Institutional Advantage Money Fund(R)

           PART A ITEM                                                PROSPECTUS CAPTION
1.         Cover Page                                                 Cover Page

2.         Synopsis                                                   Key Features; Expenses

3.         Condensed Financial Information                            Not applicable

4.         General Description of Registrant                          Organization & Management; Investment Objective,
                                                                      Policies & Risks

5.         Management of the Fund                                     Organization & Management

5A.        Management's Discussion of Fund Performance                Not applicable

6.         Capital Stock and Other Securities                         Organization & Management; Investing in Shares

7.         Purchase of Securities Being Offered                       Investing in Shares

8.         Redemption or Repurchase                                   Investing in Shares

9.         Pending Legal Proceedings                                  Not applicable

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
KEY FEATURES.........................    2
EXPENSES.............................    3
FINANCIAL HIGHLIGHTS.................    4
PERFORMANCE..........................    5
ORGANIZATION & MANAGEMENT............    6
INVESTMENT OBJECTIVES, POLICIES &
  RISKS..............................    8
INVESTING IN SHARES..................   12

The Prospectus provides concise information that you should know before investing. Retain it for future reference.

The Statement of Additional Information (SAI), dated April 30, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, CA 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              SCHWAB INSTITUTIONAL
                            ADVANTAGE MONEY FUND(R)

                                   PROSPECTUS
                                 APRIL 30, 1998

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND (THE FUND) seeks current income, while maintaining a stable share price of $1.00.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00.

KEY FEATURES


MATCHING THE FUND TO YOUR INVESTMENT NEEDS. The Fund seeks current income, while preserving the principal value of your investment for retirement plans, plan participants and other institutional investors that are investing on behalf of themselves or as a fiduciary, agent or custodian.



GOAL. The Fund seeks current income, while maintaining a stable share price of $1.00. There is no guarantee that the Fund will achieve its goal.



STRATEGY. The Fund invests in high-quality, short-term debt securities (money market securities).


The Fund is a diversified mutual fund.


MANAGEMENT. Charles Schwab Investment Management, Inc. (the Investment Manager), 101 Montgomery Street, San Francisco, CA 94104, currently provides investment management services to the SchwabFunds(R), a family of 34 mutual funds with over $62 billion in assets as of March 31, 1998.



SHAREHOLDER SERVICE. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, and the Charles Schwab Trust Company (Trust Company) provide professional representatives 24 hours a day at 1-800-435-4000 or 1-800-772-4900 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of the Fund.



LOW-COST INVESTING. The Investment Manager and Schwab have voluntarily guaranteed that, through at least April 30, 1999, total operating expenses of the Fund will not exceed 0.50% of average daily net assets.

EXPENSES

ANNUAL OPERATING EXPENSES are paid by the Fund. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.

The annual operating expenses stated below are stated as a percentage of average daily net assets of the Fund.


Management fee
  (after reduction)                           0.16%
12b-1 fees                                     NONE
Other expenses
  (after reduction)                           0.34%
TOTAL OPERATING
  EXPENSES (AFTER REDUCTION)                  0.50%


EXAMPLE. If the Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $5       $16       $28       $63


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


The Investment Manager and Schwab have voluntarily agreed to guarantee, through at least April 30, 1999 that total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund will not exceed 0.50% of average daily net assets. If these guarantees were not in effect, the management fee, other expenses and total operating expenses of the Fund would be 0.46%, 0.38% and 0.84% of average daily net assets, respectively. Read the "Organization & Management" section of the prospectus for more information on expenses.

FINANCIAL HIGHLIGHTS


The following information has been audited by Price Waterhouse LLP, independent accountants for the Fund. Their report is included in the Annual Report for the Fund, which is a separate report that contains additional financial information.


The auditor's report, financial highlights and financial statements are incorporated by reference into the SAI. For free copies of the Annual Report and/or the SAI, call 1-800-435-4000.

For a share outstanding throughout each period:


                                   Income from
                              Investment Operations           Less Distributions
                        ---------------------------------   -----------------------
                                     Net
                                  Realized &
                                  Unrealized                                           Net
  Fiscal    Net Asset     Net       Gains                     Dividends               Asset
  Period      Value     Invest-    (Losses)    Total from     from Net       Total    Value      Total Return
   Ended    Beginning    ment     on Invest-   Investment    Investment     Distri-   End of   (not annualized)
  Dec. 31   of Period   Income     ments(3)    Operations      Income       butions   Period         (%)
  -------   ---------   -------   ----------   ----------   -------------   -------   ------   ----------------


        )                     Schwab Institutional Advantage Money Fund(R
    1997      $1.00      $0.05       --          $0.05         $(0.05)      $(0.05)   $1.00          5.31
    1996       1.00       0.05       --           0.05          (0.05)       (0.05)    1.00          5.15
    1995       1.00       0.06       --           0.06          (0.06)       (0.06)    1.00          5.65
    1994(2)    1.00       0.04       --           0.04          (0.04)       (0.04)    1.00          3.86


                  Ratios/Supplemental Data
           ---------------------------------------
                                         Ratio of
                            Ratio of       Net
                            Expenses    Investment
  Fiscal                   to Average   Income to
  Period    Net Assets        Net        Average
   Ended   End of Period   Assets(1)    Net Assets
  Dec. 31     (000's)         (%)          (%)
  -------  -------------   ----------   ----------
        )
    1997     $275,337         0.50         5.20
    1996      139,021         0.50         5.03
    1995       80,746         0.53         5.50
    1994(      60,088         0.55*        4.04*



(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:



                             Ratio of Net
                 Ratio of     Investment
Fiscal Period    Expenses     Income to
    Ended       to Average     Average
 December 31    Net Asset     Net Asset
-------------   ----------   ------------
    1997           0.84%         4.86%
    1996           0.88%         4.65%
    1995           0.90%         5.13%
    1994(2)        0.92%*        3.67%*


(2) For the period from January 4, 1994 (commencement of operations) to December 31, 1994.

(3) Amount does not round to a full penny.

*Annualized.

PERFORMANCE

Typically, money market funds report performance in terms of total return or yield.

TOTAL RETURN is the actual annual return of an investment, assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.


YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned by a Fund over a seven-day period, and expresses that income as an annualized percentage.



An effective yield is calculated similarly as yield, but income earned is assumed to be reinvested. Because of this compounding effect, effective yields are generally higher.


Because money market funds seek to maintain a stable share price, yields are generally considered a better method of measuring performance than total return.

Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year. For a free copy of the most recent financial report, call 1-800-435-4000.

ORGANIZATION & MANAGEMENT

THE FUND IS A DIVERSIFIED MUTUAL FUND. The Fund is a series of The Charles Schwab Family of Funds (the Trust).

THE FUND IS OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Fund's shareholders.

THE FUND MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUND IS MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Fund's day-to-day business affairs, including picking the Fund's investments. The Investment Manager, however, is subject to the overall authority of the Board of Trustees.


For the services performed under its contract with the Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly by the Fund. For the fiscal year ended December 31, 1997, the Fund paid management fees of 0.16% of average daily net assets.


SCHWAB IS THE FUND'S SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Fund's prospectus, financial reports and other informational literature. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

For the services performed as transfer agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund, payable monthly in the amount of 0.05% of its average daily net assets. For the services performed as shareholder services agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund, payable monthly in the amount of 0.20% of its average daily net assets.

THE FUND PAYS OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Fund. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.


For the fiscal year ended December 31, 1997, the Fund paid total operating expenses of 0.50% of average daily net assets.

The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS

INVESTMENT OBJECTIVE
THE FUND seeks maximum current income consistent with liquidity and stability of capital.

The Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGY

THE FUND seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.


The Fund seeks to maintain a stable share price of $1.00, although there is no guarantee that it will be able to do so. The Fund follows regulations set forth by the SEC that dictate the quality, maturity and diversification of its investments. These requirements are designed to help the Fund maintain a stable share price of $1.00.

The Fund earns income at current money market rates and its yields will fluctuate from day to day. The Fund emphasizes capital preservation, so it will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.

INVESTMENT RISKS

Investment in the Fund will be subject to risks associated with investing in money market securities, i.e., high-quality, short-term debt securities. Generally speaking there are four types of risk attendant to investing in debt securities.



PREPAYMENT RISK OR CALL RISK is the likelihood that, during periods of falling interest rates, debt securities will be prepaid (or "called") prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.



INTEREST RATE RISK is the potential for fluctuations in the prices of debt securities due to changing interest rates. For example, when interest rates rise, prices of debt securities generally decline or "fall," and when interest rates fall, prices of debt securities generally rise.


INCOME RISK is the potential for a decline in income due to falling interest rates, and is a component of both prepayment or call risk and interest rate risk.

CREDIT RISK is the possibility that an issuer will fail to make timely payments of either interest or principal.


The amount of each type of risk the Fund will be subject to depends on its portfolio of investments. The Fund may purchase only high-quality, short-term debt securities that the Investment Manager believes present minimal credit risk. In addition, the short maturity of the Fund's portfolio is designed to minimize interest rate and prepayment or call risks.

PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES
Different types of securities the Fund may invest in are described below.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. Government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure.


CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, standby bond purchase agreements and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a Fund, and affect its share price.


FOREIGN SECURITIES involve additional risks because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are principally traded overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities may not be subject to the same regulatory and reporting requirements as domestic entities, and may be subject to higher transaction costs and foreign taxes. Foreign securities are sometimes less liquid and may be more volatile than securities issued by domestic issuers or securities traded on domestic markets. In addition, foreign economic, political and legal developments could have more dramatic affects on the value of a foreign security or its payment of interest and repayment of principal.

U.S. GOVERNMENT SECURITIES are securities issued by the U.S. Treasury or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. Government securities are among the safest securities, but they are still subject to interest rate changes which may affect yield.

REPURCHASE AGREEMENTS involve the Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price and time. There is a risk of loss if the seller does not perform as agreed.

VARIABLE AND FLOATING RATE SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value. Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional and may make the securities more difficult to sell quickly or without losses.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a Fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are typically commercial paper (short-term loans) which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

ILLIQUID SECURITIES are securities that are not actively traded, and, therefore, may be difficult to sell quickly or without losses.

Restriction: The Fund will not invest more than 10% of its net assets in illiquid securities. This policy may be changed only by shareholders.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. To the extent the Fund invests in liquid restricted securities, its general level of illiquidity may increase if these securities become difficult to sell.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price and yield, but delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

The Fund also may employ the policies described below.

DIVERSIFICATION involves investing in a wide range of securities, and, thereby spreading and reducing the risks of investment.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases a Fund's investment exposure. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles, and impact the value of the industry's securities.


Restriction: The Fund will not concentrate in any one industry or group of industries. This policy does not apply to certificates of deposit and banker's acceptances, or to U.S. Government securities. This policy may be changed only by shareholders.



BORROWING subjects the Fund to interest costs that may exceed the interest received on the securities purchased with the borrowed funds.



Restriction: The Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that the Fund will not purchase securities while borrowings are outstanding. This policy may be changed only by shareholders.


LENDING securities may earn income for a Fund, but also could result in losses, and possibly affect its share price.

Restriction: The Fund will limit lending to no more than 33 1/3% of its total assets.

INVESTING IN SHARES

BUSINESS DAYS
The Fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1998: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the Fund reserves the right to advance the time by which purchase, redemption and exchange orders must be received on that day.

NET ASSET VALUE
The price of each share of the Fund is its net asset value per share (NAV). NAV is determined each business day at the close of the NYSE, generally 4 p.m. Eastern time. NAV is calculated by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.

Investment holdings are valued on the basis of amortized cost, which means that the Fund's securities are valued at cost, plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds, which seek to maintain a stable share price, and most money market funds use this method to calculate NAV.

HOW TO BUY, SELL OR EXCHANGE SHARES
Shares may be purchased, sold or exchanged through an account at Schwab (including the Trust Company) or any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through an account at Schwab.

Shares are purchased or sold at the NAV next determined after your purchase, redemption or exchange order is received in good order. Shares purchased at the 4 p.m. NAV generally receive a dividend the next day although, upon special request, investments of $100,000 or more that are received in good order by Schwab or the Trust Company before 1:30 p.m. Eastern time, may receive a dividend that day. Shares sold or exchanged at the 4 p.m. NAV generally receive a dividend that day.

MINIMUM INVESTMENTS

INITIAL INVESTMENT..............  $25,000
ADDITIONAL SHARES...............  $     1
MINIMUM BALANCE*................  $25,000

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements, although you will be given 30 days' notice prior to redemption to increase your holdings to the required minimum balance. Shares of the Fund may be bought in several ways.

BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users). For Retirement Advisors, call 1-800-772-4900.

BY MAIL. Write to the Fund at 101 Montgomery Street, San Francisco, CA 94104.

BY WIRE. Call 1-800-435-4000 for wire instructions.

Please provide the following information:
-  your name and Schwab account number;
-  the name of the Fund;
-  the dollar amount you would like to purchase, sell or exchange; and
-  for initial purchases only, one of the two distribution choices below:

AUTOMATIC REINVESTMENT. All distributions will be reinvested in shares of the Fund you are purchasing. If you do not choose an option, this option will be assigned to you; or

CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day.
- for exchanges, the name of the Fund and class, if applicable, into which you want to exchange shares and the distribution option you select; and
- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account

PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUND:

- redemption and exchange requests by mail are irrevocable and, once mailed, may not be modified or canceled;
- payment for redeemed shares will be made to your Schwab account within 7 days and a check may be mailed to you upon request;

- if you bought your shares by check, a check for your proceeds will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;

- depending on the type of Schwab account you have, your money may earn interest during any holding period;
- you may exchange your shares for shares of other SchwabFunds(R), provided you meet the Fund's minimum investment or other requirements;
- an exchange of a Fund's shares for shares of other SchwabFunds will be treated as a taxable event for federal income tax purposes;
- the Fund and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification; and
- the Fund may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.

DIVIDENDS & TAXES
Each business day, the Fund's net investment income is determined as of the close of the NYSE as a dividend to shareholders of record. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.

The following is only a brief summary of some of the federal and state income tax consequences that may affect the Fund and its shareholders.

The Fund will distribute its net investment income and capital gains, if any, to shareholders each year. Unless your investment is held through a retirement account, all distributions received by shareholders would be subject to federal income tax, and may be subject to state and/or local income taxes.

Shareholders receive a record of all distributions by the Fund, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, the Fund notifies shareholders of the federal tax treatment of all distributions made that year.

OPENING A SCHWAB ACCOUNT

Schwab was established in 1971 and is one of America's largest discount brokers. Schwab serves over 4.9 million active customer accounts and helps investors make investment decisions by offering low-cost brokerage services and providing financial products and information. Visit one of Schwab's 274 branch offices or Schwab's web site (http://www.schwab.com) for information on investment products and services.


Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.

A $1,000 minimum initial investment and account balance is required for an account at Schwab or the Trust Company.

Deposits to your Schwab account may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.

Monies received by Schwab before 4 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4 p.m. Eastern time will be available for investment the next business day.

Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.

GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your Schwab account. As long as the Fund or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include:
- requiring a form of personal identification before acting upon any telephone order;
-  providing written confirmation of telephone orders; and
-  tape-recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Fund.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing a Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Fund and request that your mailings not be consolidated.

The Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.
---------------------------------------------------

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
---------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.
---------------------------------------------------

                                           ---------------------------

                                             SCHWAB INSTITUTIONAL
                                             ADVANTAGE MONEY FUND(R)
                                           ---------------------------
                                             PROSPECTUS APRIL 30, 1998




SCHWABFUNDS(R)
   (LOGO)








SCHWABFUNDS(R)
101 Montgomery Street
San Francisco, California 94104

                                     PART A
                              CROSS REFERENCE SHEET
                                   PROSPECTUS

                    Schwab Municipal Money Fund-Sweep Shares
               Schwab California Municipal Money Fund-Sweep Shares
                Schwab New York Municipal Money Fund-Sweep Shares

           PART A ITEM                                                PROSPECTUS CAPTION
1.         Cover Page                                                 Cover Page

2.         Synopsis                                                   Key Features; Expenses

3.         Condensed Financial Information                            Not applicable

4.         General Description of Registrant                          Organization & Management; Investment Objective,
                                                                      Policies & Risks

5.         Management of the Fund                                     Organization & Management

5A.        Management's Discussion of Fund Performance                Not applicable

6.         Capital Stock and Other Securities                         Organization & Management; Investing in Shares

7.         Purchase of Securities Being Offered                       Investing in Shares

8.         Redemption or Repurchase                                   Investing in Shares

9.         Pending Legal Proceedings                                  Not applicable

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
KEY FEATURES.........................    2
EXPENSES.............................    4
FINANCIAL HIGHLIGHTS.................    5
PERFORMANCE..........................    7
ORGANIZATION & MANAGEMENT............    8
INVESTMENT OBJECTIVES, POLICIES &
  RISKS..............................   10
INVESTING IN SHARES..................   14

The Prospectus provides concise information that you should know before investing. Retain it for future reference.

The Statement of Additional Information (SAI), dated April 30, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, CA 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                             SCHWAB MUNICIPAL MONEY
                                FUND (MUNI FUND)

                               SCHWAB CALIFORNIA
                              MUNICIPAL MONEY FUND
                                   (CA FUND)

                                SCHWAB NEW YORK
                              MUNICIPAL MONEY FUND
                                   (NY FUND)

                                  SWEEP SHARES
                                   PROSPECTUS
                                 APRIL 30, 1998
Each Fund seeks tax-exempt income, while maintaining a stable share price of $1.00.


Each of CA Fund and NY Fund intends to invest in municipal money market securities of a single state, and may invest a significant percentage of its assets in the securities of a single issuer. Therefore, these Funds may be riskier than other types of money market funds.


AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00.

KEY FEATURES


MATCHING A FUND TO YOUR INVESTMENT NEEDS. Each Fund seeks income exempt from federal income tax (and, for CA Fund and NY Fund, exempt from California state and New York state and local personal income taxes), while preserving the value of your investment and, therefore, may be appropriate for a variety of investment programs. Some of a Fund's income, however, may be subject to alternative minimum tax. The Funds are not suitable for investors who would not benefit from the tax-exempt character of each Fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.



Each Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances in your Schwab account (the Sweep Feature), although shares also may be position traded (purchased directly). The Sweep Feature makes the Sweep Shares especially suitable for investors with short-term investment needs, such as for periods between other investments. The Value Advantage Shares, which are not offered through this prospectus, do not have a Sweep Feature, but rather must be position traded. The Value Advantage Shares, therefore, are suited for larger, longer-term investments, and have slightly lower operating expenses. The Value Advantage Shares require higher minimum investments than Sweep Shares and charge certain transaction fees. Please call 1-800-435-4000 for a free copy of the Value Advantage Investments' prospectus, which contains information you should know before making an investment.


GOALS. Each Fund seeks tax-exempt income, while maintaining a stable share price of $1.00. There is no guarantee that the Funds will achieve their goals.


STRATEGIES. Each Fund invests in high-quality, short-term municipal debt securities (municipal money market securities).



Muni Fund is a diversified mutual fund; CA Fund and NY Fund are non-diversified mutual funds.



RISKS. Investment in a Fund will be subject to risks associated with investing in money market securities, i.e., high-quality, short-term debt securities. Because each Fund invests substantially in municipal money market securities, the performance of each Fund may be especially affected by state and local economic conditions and political developments, as well as the ability of issuers to meet their obligations. CA Fund and NY Fund invest substantially in municipal money market securities of a single state, and will be especially affected by conditions and developments particular to that state.



MANAGEMENT. Charles Schwab Investment Management, Inc. (the Investment Manager), 101 Montgomery Street, San Francisco, CA 94104, currently provides investment management services to the SchwabFunds(R), a family of 34 mutual funds with over $62 billion in assets as of March 31, 1998.


SHAREHOLDER SERVICE. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, provides professional representatives 24 hours a day at 1-800-435-4000 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of a Fund.


LOW-COST INVESTING. The Investment Manager and Schwab have voluntarily guaranteed that, through at least April 30, 1999, total operating expenses of the Sweep Shares of Muni Fund, CA Fund and NY Fund will not exceed 0.66%, 0.65% and 0.69%, respectively, of each Fund's average daily net assets, respectively.

EXPENSES

ANNUAL OPERATING EXPENSES are paid by the Funds. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the dividends paid to shareholders. For funds with more than one class, these fees are factored into each class. As a shareholder, you are not charged any of these fees directly.


The annual operating expenses stated below are stated as a percentage of average daily net assets of the Sweep Shares of each Fund and adjusted to reflect current fees.



                              MUNI     CA      NY
                              FUND    FUND    FUND
                              ----    ----    ----
Management fee (after
  reduction)                  0.19%   0.18%   0.17%
12b-1 fees                    NONE    NONE    NONE
Other expenses (after
  reduction)                  0.47%   0.47%   0.52%
TOTAL OPERATING EXPENSES
  (AFTER REDUCTION)           0.66%   0.65%   0.69%


EXAMPLE. If each Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.

MUNI FUND


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $7       $21       $37       $82


CA FUND


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $7       $21       $36       $81


NY FUND


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $7       $22       $38       $86


THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through April 30, 1999, that total operating expenses (excluding interest, taxes and extraordinary expenses) of the Sweep Shares of Muni Fund, CA Fund and NY Fund, will not exceed 0.66%, 0.65% and 0.69% of average daily net assets, respectively. If these guarantees were not in effect the management fee, other expenses and total operating expenses of the Sweep Shares of Muni Fund, CA Fund and NY Fund would be 0.41%, 0.48% and 0.90%; 0.43%, 0.47% and 0.90%; 0.46%,
0.54% and 1.00% of average daily net assets, respectively. Read the "Organization & Management" section of the prospectus for more information on expenses.

FINANCIAL HIGHLIGHTS


The following information has been audited by Price Waterhouse LLP, independent accountants for the Funds. Their report is included in the Annual Report for the Funds, which is a separate report that contains additional financial information.


The auditor's report, financial highlights and financial statements are incorporated by reference into the SAI. For free copies of the Annual Report and/or the SAI, call 1-800-435-4000.

For a share outstanding throughout each period:

                                    Income from
                               Investment Operations                  Less Distributions                  Ratios/Supplemental Data
                      ----------------------------------------   -----------------------------            -------------------------

                                    Net Realized                                                  Net
Fiscal    Net Asset                 & Unrealized                   Dividends                     Asset
Period      Value        Net           Gains        Total from     from Net                      Value      Total      Net Assets
 Ended    Beginning   Investment    (Losses) on     Investment    Investment         Total       End of   Return(6)   End of Period
Dec. 31   of Period     Income     Investments(8)   Operations      Income       Distributions   Period      (%)         (000's)
-------   ---------   ----------   --------------   ----------   -------------   -------------   ------   ---------   -------------
 Schwab Municipal Money Fund-Sweep Shares
 1997       $1.00       $0.03           --            $0.03         $(0.03)         $(0.03)      $1.00       3.11      $4,423,841
 1996        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       2.92       3,868,919
 1995        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       3.30       3,403,837
 1994        1.00        0.02           --             0.02          (0.02)          (0.02)       1.00       2.32       3,015,951
 1993        1.00        0.02           --             0.02          (0.02)          (0.02)       1.00       1.93       2,423,317
 1992        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       2.49       1,744,903
 1991        1.00        0.04           --             0.04          (0.04)          (0.04)       1.00       4.01       1,359,121
 1990(3)     1.00        0.05           --             0.05          (0.05)          (0.05)       1.00       5.08       1,185,974
Schwab California Municipal Money Fund-Sweep Shares
 1997        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       2.95       2,154,522
 1996        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       2.80       1,816,112
 1995        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       3.20       1,577,695
 1994        1.00        0.02           --             0.02          (0.02)          (0.02)       1.00       2.26       1,293,883
 1993        1.00        0.02           --             0.02          (0.02)          (0.02)       1.00       1.91       1,062,042
 1992        1.00        0.02           --             0.02          (0.02)          (0.02)       1.00       2.35         691,176
 1991        1.00        0.04           --             0.04          (0.04)          (0.04)       1.00       3.77         494,214
 1990(4)     1.00        0.01           --             0.01          (0.01)          (0.01)       1.00       0.77         339,292
Schwab New York Municipal Money Fund-Sweep Shares
 1997        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       2.96         357,221
 1996        1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       2.74         270,612
 1995(5)     1.00        0.03           --             0.03          (0.03)          (0.03)       1.00       2.75         204,863


           Ratios/Supplemental Data
         -----------------------------
                         Ratio of Net
           Ratio of       Investment
Fiscal    Expenses to      Income to
Period      Average         Average
 Ended   Net Assets(1)   Net Assets(1)
Dec. 31       (%)             (%)
-------  -------------   -------------
 Schwab
 1997         0.66(2)        3.06
 1996         0.66           2.89
 1995         0.66           3.25
 1994         0.65           2.31
 1993         0.63           1.92
 1992         0.63           2.45
 1991         0.63           3.91
 1990(3       0.63(7)        5.33(7)
Schwab
 1997         0.65(2)        2.91
 1996         0.65           2.77
 1995         0.65           3.15
 1994         0.64           2.25
 1993         0.63           1.89
 1992         0.63           2.31
 1991         0.61           3.70
 1990(4       0.28(7)        5.06(7)
Schwab
 1997         0.69(2)        2.93
 1996         0.69           2.71
 1995(5       0.63(7)        3.20(7)

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:


                        Schwab Municipal                  Schwab California              Schwab New York Municipal
                    Money Fund-Sweep Shares            Money Fund-Sweep Shares            Money Fund-Sweep Shares
                --------------------------------   --------------------------------   --------------------------------
                 Ratio of        Ratio of Net       Ratio of        Ratio of Net       Ratio of        Ratio of Net
                 Expenses     Investment Income     Expenses     Investment Income     Expenses     Investment Income
Fiscal Period   to Average        to Average       to Average        to Average       to Average        to Average
Ended Dec. 31   Net Assets        Net Assets       Net Assets        Net Assets       Net Assets        Net Assets
-------------   -----------   ------------------   -----------   ------------------   -----------   ------------------
    1997           0.90%             2.83%            0.91%             2.66%            1.02%             2.62%
    1996           0.90%             2.65%            0.92%             2.50%            1.04%             2.36%
    1995           0.91%             3.00%            0.94%             2.86%            1.04%(5,7)        2.79%(5,7)
    1994           0.91%             2.05%            0.94%             1.95%              --                --
    1993           0.93%             1.62%            0.96%             1.56%              --                --
    1992           0.94%             2.14%            0.97%             1.97%              --                --
    1991           0.95%             3.59%            0.98%             3.33%              --                --
    1990           0.95%(3,7)        5.01%(3,7)       1.17%(4,7)        4.17%(4,7)         --                --


(2) These expense ratios exclude interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratios would have been:

        Schwab Municipal Money Fund                          0.67%
        Schwab California Municipal Money Fund               0.66%
        Schwab New York Municipal Money Fund                 0.70%

(3) For the period from January 26, 1990 (commencement of operations) to December 31, 1990.

(4) For the period from November 6, 1990 (commencement of operations) to December 31, 1990.

(5) For the period from February 27, 1995 (commencement of operations) to December 31, 1995.

(6) Not Annualized

(7) Annualized


(8) Amount per share does not round to a full penny.

PERFORMANCE


Typically, mutual funds report performance in terms of total return or yield.


TOTAL RETURN is the actual annual return of an investment, assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.


YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned by a Fund over a seven-day period and expresses that income as an annualized percentage rate.



An effective yield is calculated similarly as yield, but income earned is assumed to be reinvested. Because of this compounding effect, effective yields are generally higher.



A taxable-equivalent yield shows the yield that a taxable investment would have to generate in order to equal a tax-free yield. A taxable-equivalent effective yield is calculated similarly as taxable-equivalent yield, except that the effective yield is used in the calculation.


Because money market funds seek to maintain a stable share price, yields are generally considered a better method of measuring performance than total return.

Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year. For a free copy of the most recent financial report, call 1-800-435-4000.

ORGANIZATION & MANAGEMENT


MUNI FUND IS A DIVERSIFIED MUTUAL FUND; CA FUND AND NY FUND ARE NON-DIVERSIFIED MUTUAL FUNDS. Each Fund is a series of The Charles Schwab Family of Funds (the Trust).


THE FUNDS ARE OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Funds' activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Funds' shareholders.

THE FUNDS MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUNDS ARE MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Funds' day-to-day business affairs, including picking the Funds' investments. The Investment Manager, however, is subject to the overall authority of the Board of Trustees.

For the services performed under its contract with each Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly from each Fund.


For the fiscal year ended December 31, 1997, Muni Fund, CA Fund and NY Fund paid management fees of 0.19%, 0.18% and 0.17% of each Fund's average daily net assets, respectively.


SCHWAB IS THE FUNDS' SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Funds' prospectuses, financial reports and other informational literature. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.


For the services performed as transfer agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund, payable monthly in the amount of 0.25% of each Fund's average daily net assets. For the services performed as shareholder services agent under its contract with each Fund, Schwab is entitled to receive an annual fee from the Sweep Shares of each Fund, payable monthly in the amount of 0.20% of the average daily net assets of each Fund.


THE FUNDS PAY OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

For the fiscal year ended December 31, 1997, the Sweep Shares of Muni Fund, CA Fund and NY Fund paid total operating expenses, after reductions, of 0.67%, 0.66% and 0.70% of each Fund's average daily net assets, respectively.


The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS

INVESTMENT OBJECTIVES
MUNI FUND seeks maximum current income exempt from federal income tax consistent with stability of capital.

CA FUND seeks maximum current income exempt from federal and California state personal income taxes, consistent with stability of capital.

NY FUND seeks maximum current income exempt from federal and New York state and local personal income taxes consistent with stability of capital.

Each Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGIES
MUNI FUND seeks to achieve its investment objective by investing in municipal money market securities.

CA FUND seeks to achieve its investment objective by investing in California municipal money market securities.

NY FUND seeks to achieve its investment objective by investing in New York municipal money market securities.

The Funds seek to maintain a stable share price of $1.00, although there is no guarantee that they will be able to continue to do so. The Funds follow regulations set forth by the SEC that dictate the quality, maturity and diversification of a Fund's investments. These requirements are designed to help the Funds maintain a stable share price of $1.00.


The Funds earn tax-exempt income at current money market rates and their yields will fluctuate from day-to-day. The Funds emphasize capital preservation, so they will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.


INVESTMENT RISKS
Investment in a Fund will be subject to risks associated with investing in municipal money market securities, i.e. high-quality, short-term municipal debt securities. Generally speaking there are four types of risk attendant to investing in debt securities.


PREPAYMENT or CALL RISK is the likelihood that, during periods of falling interest rates, debt securities will be prepaid (or "called") prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.



INTEREST RATE RISK is the potential for fluctuations in the prices of debt securities due to changing interest rates. For example, when interest rates rise, bond prices generally decline or "fall" and when interest rates fall, bond prices generally rise.


INCOME RISK is the potential for a decline in income due to falling interest rates, and is a component of both prepayment or call risk and interest rate risk.

CREDIT RISK is the possibility that an issuer will fail to make timely payments of either interest or principal.

The amount of each type of risk each Fund will be subject to depends on its portfolio of investments. The Funds may purchase only high-quality, short-term municipal debt securities that the Investment Manager believes present minimal credit risk. In addition, the short maturity of each Fund's portfolio is designed to minimize interest rate and prepayment or call risks, and thereby reduce income risk.



Because each Fund intends to invest substantially in municipal money market securities, its performance and, possibly, its share price also may be affected by the economic and political conditions within a state. An investment in either CA Fund or NY Fund poses additional risk considerations because of each Fund's substantial investments in a single state.


PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES
Different types of securities a Fund may invest in are described below.

MUNICIPAL MONEY MARKET SECURITIES are high-quality, short-term debt securities (money market securities) issued by or on behalf of a state, including its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities. These securities are issued to raise money for various public purposes or private activities, such as general financing for state and local governments or financing for specific projects or facilities. Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically, personal income tax of a state or locality. The issuers of municipal debt securities receive legal opinions as to the validity and tax exempt nature of their securities, which each Fund relies on when purchasing such securities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

The value of municipal securities may be affected by legislation or litigation involving the taxation of municipal securities or the rights of holders of municipal securities. In addition, some municipal securities involve private entities, and the value of these securities could be affected by the credit quality of the private entity and possibly by the circumstances affecting the project.

Restriction: Each Fund will normally invest 100% of its total assets in municipal money market securities. In addition, each Fund may invest more than 25% in municipal securities financing similar projects.

CALIFORNIA/NEW YORK MUNICIPAL MONEY MARKET SECURITIES are municipal money market securities issued by or on behalf of either the state of California or the state of New York, or either state's counties, municipalities, authorities or other subdivisions. These securities are subject to the same general risks associated with other municipal money market securities, although their values will be particularly affected by economic, political, geographic and demographic conditions and developments within either California or New York. Additionally, like all securities, the value of municipal money market securities, including those of California or New York issuers, may be affected by any change in the perceived ability of issuers to meet their obligations.


Restriction: CA Fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers. NY Fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.


CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities, as well as moral obligations, which are sometimes issued with municipal money market securities. Liquidity supports include puts, demand features, standby bond purchase agreements and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a Fund, and affect its share price.

VARIABLE AND FLOATING RATE SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value. Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional and may make the securities more difficult to sell quickly or without losses. Some fixed-rate securities may be structured in such a way as to make the securities act like or pay variable or floating rates of interest. These synthetic variable or floating-rate securities include tender option bonds, and involve more risks due to their synthesized structure.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a Fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

ILLIQUID SECURITIES are securities that are not actively traded, and, therefore may be difficult to sell quickly or without losses.

Restriction: Each Fund will not invest more than 10% of its net assets in illiquid securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. To the extent a Fund invests in liquid restricted securities, its general level of illiquidity may increase if these securities become difficult to sell.

OTHER MUNICIPAL SECURITIES include leases and purchases and sales contracts. These securities may be issued to finance the acquisition of equipment or facilities. These securities are subject to the risks that the municipality may reduce or not make its lease payments, thereby reducing the value of the securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price and yield, but delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.

The Funds also may employ the policies described below.


DIVERSIFICATION involves investing in a wide range of securities, and thereby spreading and reducing the risks of investment. While CA and NY Funds are non-diversified mutual funds, they will attempt to diversify their investments within their respective states.



BORROWING subjects the Funds to interest costs that may exceed the interest received on the securities purchased with the borrowed funds.


Restriction: Each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that each Fund will not purchase securities while borrowings are outstanding.

TEMPORARY INVESTMENTS in U.S. Government securities, money market securities or other taxable securities, and repurchase agreements for all of these securities may be made by each Fund as a defensive measure or under abnormal market conditions.

INVESTING IN SHARES

BUSINESS DAYS
The Funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1998: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the Funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

NET ASSET VALUE
The price of each Sweep Share of a Fund is its net asset value per share (NAV). NAV is determined each business day, first at 10 a.m. Eastern time, then again at the close of the NYSE, generally 4 p.m. Eastern time. NAV is calculated by adding the value of a Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.

Investment holdings are valued on the basis of amortized cost, which means that a Fund's securities are valued at cost, plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds, which seek to maintain a stable share price, and most money market funds use this method to calculate NAV.

HOW TO BUY, SELL OR EXCHANGE SHARES
Shares may be purchased, sold or exchanged through an account at Schwab or any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through an account at Schwab.

Shares are purchased or sold at the NAV next determined after your purchase, redemption or exchange order is received in good order. Shares purchased at the 10 a.m. NAV generally receive a dividend that day, although shares purchased at the 4 p.m. NAV generally receive a dividend the next day. Shares sold or exchanged at the 10 a.m. NAV generally do not receive a dividend that day, although shares sold or exchanged at the 4 p.m. NAV generally do receive a dividend that day.


SWEEP FEATURE. Investors may choose a Fund as their "primary fund" and uninvested cash balances in their account will be automatically invested in Sweep Shares of their primary fund, according to the terms and conditions of their account agreement. Sweep Shares of a primary fund also will be sold to cover any negative cash balance in their account, according to the terms and conditions of their account agreement.



DIRECT PURCHASE. Sweep Shares of a Fund also may be position traded (purchased directly). The minimum initial investment is $1,000. Subsequent direct purchases must be in amounts of at least $100.

-  BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users). Telephone orders received in good order after the close of the NYSE, but prior to 8 p.m. Eastern time will be executed at the 10 a.m. NAV. Telephone orders received in good order after 8 p.m. Eastern time will be executed at the 4 p.m. NAV.
-  BY MAIL. Write to the Funds at 101 Montgomery Street, San Francisco, CA
   94104.
-  BY WIRE. Call 1-800-435-4000 for wire instructions.

Please provide the following information:
-  your name and Schwab account number;
-  the name of the Fund;
-  the dollar amount you would like to purchase, sell or exchange; and
-  for initial purchases only, one of the two distribution choices below:

   AUTOMATIC REINVESTMENT. All distributions will be reinvested in full Sweep Shares of the Fund you are purchasing. If you do not choose an option, this option will be assigned to you; or

   CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day.

- for exchanges, the name of the Fund and class, if applicable, into which you want to exchange shares and the distribution option you select; and
- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account.

PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUNDS:
-  Sweep Shares of each Fund require a minimum balance of $100;
- your shares may be automatically redeemed if, as a result of selling or exchanging shares you no longer meet a Fund's minimum balance requirements, although you will be given 30 days' notice prior to redemption to increase your holdings to the required minimum balance;
- redemption and exchange requests by mail are irrevocable and, once mailed, may not be modified or canceled;
- payment for redeemed shares will be made to your Schwab account within 7 days and a check may be mailed to you upon request;
- if you bought your shares by check, a check for your redemption proceeds will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;
- depending on the type of Schwab account you have, your money may earn interest during any holding period;
- you may exchange your shares for shares of other SchwabFunds(R), provided you meet the Fund's minimum investment or other requirements;
- an exchange of a Fund's shares for shares of other SchwabFunds will be treated as a taxable event for federal income tax purposes;

- the Funds and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification; and
- the Funds may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.

DIVIDENDS & TAXES
Each business day, a Fund's net investment income is determined as of the close of the NYSE as a dividend to shareholders of record. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.

The following is only a brief summary of some of the federal and state income tax consequences that may affect each Fund and its shareholders. You should consider the tax implications of investing in a Fund, and consult with your own tax advisor.


Each Fund will distribute its net investment income and capital gains, if any, to shareholders each year. Dividends derived from exempt-interest income will be exempt from federal income tax when distributed to shareholders. In addition, dividends paid by CA Fund and NY Fund are expected to be exempt from California state and New York state and local personal income taxes, respectively. Some distributions received by shareholders may be subject to federal or state and/or local income taxes.



The interest from some municipal money market securities is subject to alternative minimum tax. Each Fund may invest all of its assets in these securities. Shareholders subject to the alternative minimum tax must take this interest into account when computing their alternative minimum tax liability.


Shareholders receive a record of all distributions by the Funds, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, each Fund notifies shareholders of the federal tax treatment of all distributions made that year.

OPENING A SCHWAB ACCOUNT

Schwab was established in 1971 and is one of America's largest discount brokers. Schwab serves over 4.9 million active customer accounts and helps investors make investment decisions by offering low-cost brokerage services and providing financial products and information. Visit one of Schwab's 274 branch offices or Schwab's web site (http://www.schwab.com) for information on investment products and services.

Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.

Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides account protection of up to $500,000 for the securities held in a Schwab account, including shares of the Funds. It is important to remember that SIPC account protection does not protect against losses due to market or economic conditions.


Schwab offers different types of accounts with varying minimum initial investment and balance requirements designed to fit the needs of a variety of investors. Contact Schwab for more information and read your account agreement and application for specific account details, including minimum initial investment and balance requirements and fees. Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.


Deposits to your Schwab account may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.

Monies received by Schwab before 4 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4 p.m. Eastern time will be available for investment the next business day.

GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your Schwab account. As long as the Funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include:
- requiring a form of personal identification before acting upon any telephone order;
-  providing written confirmation of telephone orders; and
-  tape-recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Funds.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing a Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the

Funds and request that your mailings not be consolidated.

Each Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.

---------------------------------------------------

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
===================================================

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.
---------------------------------------------------

                                           ---------------------------

                                             Schwab Municipal
                                             Money Funds-
                                             Sweep Investments(TM)
                                           ---------------------------
                                             PROSPECTUS APRIL 30, 1998













                    SCHWABFUNDS(R)                      SCHWABFUNDS(R)

(C)1998 Charles Schwab & Co., Inc.
All rights reserved. Member SIPC/NYSE.     MKT3475(4/98)
CRS 12120

                                     PART A
                              CROSS REFERENCE SHEET
                                   PROSPECTUS

                Schwab Value Advantage Money Fund-Investor Shares
               Schwab Municipal Money Fund-Value Advantage Shares
         Schwab California Municipal Money Fund- Value Advantage Shares
          Schwab New York Municipal Money Fund- Value Advantage Shares

           PART A ITEM                                                PROSPECTUS CAPTION
1.         Cover Page                                                 Cover Page

2.         Synopsis                                                   Key Features; Expenses

3.         Condensed Financial Information                            Not applicable

4.         General Description of Registrant                          Organization & Management; Investment Objective,
                                                                      Policies & Risks

5.         Management of the Fund                                     Organization & Management

5A.        Management's Discussion of Fund Performance                Not applicable

6.         Capital Stock and Other Securities                         Organization & Management; Investing in Shares

7.         Purchase of Securities Being Offered                       Investing in Shares

8.         Redemption or Repurchase                                   Investing in Shares

9.         Pending Legal Proceedings                                  Not applicable

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
KEY FEATURES.........................    2
EXPENSES.............................    4
FINANCIAL HIGHLIGHTS.................    5
PERFORMANCE..........................    7
ORGANIZATION & MANAGEMENT............    8
INVESTMENT OBJECTIVES, POLICIES &
  RISKS..............................   10
INVESTING IN SHARES..................   16

The Prospectus provides concise information that you should know before investing. Retain it for future reference.

The Statement of Additional Information (SAI), dated April 30, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, CA 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                             SCHWAB VALUE ADVANTAGE
                                MONEY FUND(R) --
                                INVESTOR SHARES
                                  (MONEY FUND)

                                SCHWAB MUNICIPAL
                                 MONEY FUND --
                             VALUE ADVANTAGE SHARES
                                  (MUNI FUND)

                               SCHWAB CALIFORNIA
                            MUNICIPAL MONEY FUND --
                             VALUE ADVANTAGE SHARES
                                   (CA FUND)

                                SCHWAB NEW YORK
                            MUNICIPAL MONEY FUND --
                             VALUE ADVANTAGE SHARES
                                   (NY FUND)

                                   PROSPECTUS
                                 APRIL 30, 1998


Each Fund seeks income (tax-exempt in the case of Muni Fund, CA Fund and NY
Fund), while maintaining a stable share price of $1.00.



Each of CA Fund and NY Fund intends to invest in municipal money market securities of a single state, and may invest a significant percentage of its assets in the securities of a single issuer. Therefore, these Funds may be riskier than other types of money market funds.


AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00.

KEY FEATURES


MATCHING A FUND TO YOUR INVESTMENT NEEDS. Each Fund seeks income, while preserving the value of your investment and, therefore, may be appropriate for a variety of investment programs. Muni Fund, CA Fund and NY Fund (the Municipal Funds) seek income exempt from federal income tax (and also exempt from California state and New York state and local personal income taxes for CA Fund and NY Fund, respectively). Some of the Municipal Funds' income, however, may be subject to alternative minimum tax. The Municipal Funds are not suitable for investors who would not benefit from the tax-exempt character of the Funds' investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.



Each Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Value Advantage Shares (Investor Shares for Money
Fund) are designed for larger, longer-term investments that do not require frequent access. The Sweep Shares, which are not offered through this prospectus, are designed to provide convenience through automatic investment of uninvested cash balances in your Schwab account (the Sweep Feature), although Sweep Shares also may be position traded (purchased directly). The Sweep Feature makes the Sweep Shares especially suitable for investors with short-term investment needs, such as for periods between other investments. The Sweep Shares also require lower minimum investments, but have slightly higher operating expenses. Please call 1-800-435-4000 for a free copy of the Sweep Shares' prospectus, which contains information you should know before making an investment.



GOALS. Each Fund seeks current income, tax-exempt in the case of Muni Fund, CA Fund and NY Fund, while maintaining a stable share price of $1.00. There is no guarantee that the Funds will achieve their goals.



STRATEGIES. Money Fund invests in high-quality, short-term debt securities (money market securities).



Muni Fund, CA Fund and NY Fund invest in high-quality, short-term municipal debt securities (municipal money market securities).



Money Fund and Muni Fund are diversified mutual funds; CA Fund and NY Fund are non-diversified mutual funds.



RISKS. Investment in a Fund will be subject to risks associated with investing in money market securities, i.e., high-quality, short-term debt securities. Because the Municipal Funds invest substantially in municipal money market securities, the performance of each Fund may be especially affected by state and local economic conditions and political developments, as well as the ability of issuers to meet their obligations. CA Fund and NY Fund invest substantially in municipal money market securities of a single state, and will be especially affected by conditions and developments particular to that state.

MANAGEMENT. Charles Schwab Investment Management, Inc. (the Investment Manager), 101 Montgomery Street, San Francisco, CA 94104, currently provides investment management services to the SchwabFunds(R), a family of 34 mutual funds with over $62 billion in assets as of March 31, 1998.

SHAREHOLDER SERVICE. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, provides professional representatives 24 hours a day at 1-800-435-4000 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of a Fund.


LOW-COST INVESTING. The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through April 30, 1999 (October 31, 1998 for Investor Shares of Money Fund), that total operating expenses (excluding interest, taxes and extraordinary expenses) will not exceed 0.40% and 0.45% of average daily net assets of Investor Shares of Money Fund and Value Advantage Shares of the Municipal Funds, respectively.

EXPENSES

ANNUAL OPERATING EXPENSES are paid by the Funds. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the dividends paid to shareholders. For funds with more than one class, these fees are factored into each class. As a shareholder, you are not charged any of these fees directly.


The annual operating expenses stated below are stated as a percentage of average daily net assets of each Fund and adjusted to reflect current fees.



                        MONEY   MUNI    CA     NY
                        FUND    FUND   FUND   FUND
                        -----   ----   ----   ----
Management fee
  (after reduction)     0.19%   0.19%  0.18%  0.17%
12b-1 fees              NONE    NONE   NONE   NONE
Other expenses
  (after reduction)     0.21%   0.26%  0.27%  0.28%
TOTAL OPERATING
  EXPENSES
  (AFTER REDUCTION)     0.40%   0.45%  0.45%  0.45%


EXAMPLE. If each Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.

MONEY FUND


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $4       $13       $22       $51



MUNICIPAL FUNDS



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $5       $14       $25       $57



THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through April 30, 1999 (October 31, 1998 for Investor Shares of Money Fund), that total operating expenses (excluding interest, taxes and extraordinary expenses) will not exceed 0.40% and 0.45% of average daily net assets of Investor Shares of Money Fund and Value Advantage Shares of the Municipal Funds, respectively. If these guarantees were not in effect, the management fee, other expenses and total operating expenses of the Investor or Value Advantage Shares of Money Fund, Muni Fund, CA Fund and NY Fund would be 0.41%, 0.28% and 0.69%; 0.41%, 0.30%, and 0.71%; 0.43%, 0.28% and 0.71%; and 0.46%; 0.37% and 0.83% of
average daily net assets, respectively. Read the "Organization & Management" section of the prospectus for more information on expenses.

FINANCIAL HIGHLIGHTS


The following information has been audited by Price Waterhouse LLP, independent accountants for the Funds. Their report is included in the Annual Reports for the Funds, which are separate reports that contain additional financial information.



The auditor's reports, financial highlights and financial statements are incorporated by reference into the SAI. For free copies of an Annual Report and/or the SAI, call 1-800-435-4000.



For a share outstanding throughout each period:


                                    Income from
                               Investment Operations                 Less Distributions
                      ----------------------------------------   --------------------------
                                        Net
                                     Realized &                                                Net
Fiscal    Net Asset                  Unrealized                  Dividends                    Asset
Period      Value        Net           Gains        Total from    from Net                    Value
 Ended    Beginning   Investment    (Losses) on     Investment   Investment       Total       End of
Dec. 31   of Period     Income     Investments(9)   Operations     Income     Distributions   Period
-------   ---------   ----------   --------------   ----------   ----------   -------------   ------
 Schwab Value Advantage Money Fund
 1997       $1.00       $0.05            --           $0.05        $(0.05)       $(0.05)      $1.00
 1996        1.00        0.05            --            0.05         (0.05)        (0.05)       1.00
 1995        1.00        0.06            --            0.06         (0.06)        (0.06)       1.00
 1994        1.00        0.04            --            0.04         (0.04)        (0.04)       1.00
 1993        1.00        0.03            --            0.03         (0.03)        (0.03)       1.00
 1992(3)     1.00        0.02            --            0.02         (0.02)        (0.02)       1.00
Schwab Municipal Money Fund-Value Advantage Shares
 1997        1.00        0.03            --            0.03         (0.03)        (0.03)       1.00
 1996        1.00        0.03            --            0.03         (0.03)        (0.03)       1.00
 1995(4)     1.00        0.02            --            0.02         (0.02)        (0.02)       1.00
Schwab California Municipal Money Fund-Value Advantage Shares
 1997        1.00        0.03            --            0.03         (0.03)        (0.03)       1.00
 1996        1.00        0.03            --            0.03         (0.03)        (0.03)       1.00
 1995(5)     1.00        0.01            --            0.01         (0.01)        (0.01)       1.00
Schwab New York Municipal Money Fund-Value Advantage Shares
 1997        1.00        0.03            --            0.03         (0.03)        (0.03)       1.00
 1996        1.00        0.03            --            0.03         (0.03)        (0.03)       1.00
 1995(6)     1.00        0.02            --            0.02         (0.02)        (0.02)       1.00


                 Ratios/Supplemental Data
         -----------------------------------------
                                                     Ratio of Net
                                       Ratio of       Investment
Fiscal                                Expenses to      Income to
Period     Total      Net Assets        Average         Average
 Ended   Return(7)   End of Period   Net Assets(1)   Net Assets(1)
Dec. 31     (%)         (000's)           (%)             (%)
-------  ---------   -------------   -------------   -------------
 Schwab
 1997       5.40      $13,662,185         0.40           5.28
 1996       5.26       10,476,537         0.40           5.14
 1995       5.80        6,923,890         0.40           5.63
 1994       4.09        3,731,629         0.40           4.40
 1993       3.02          729,356         0.39           2.97
 1992(3     2.33          319,024      0.29(8)        3.27(8)
Schwab
 1997       3.32        1,085,229         0.45(2)        3.29
 1996       3.14          680,080         0.45           3.10
 1995(4     1.68          160,682         0.45(8)        3.50(8)
Schwab
 1997       3.15          936,815         0.45(2)        3.12
 1996       3.01          507,486         0.45           2.98
 1995(5     0.84          108,008         0.45(8)        3.48(8)
Schwab
 1997       3.21          125,537         0.45(2)        3.18
 1996       2.99           66,683         0.45           2.98
 1995(6     1.62           15,143         0.45(8)        3.42(8)

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:

                             Schwab                        Schwab Municipal                  Schwab California
                        Value Advantage                      Money Fund -                  Municipal Money Fund -
                  Money Fund - Investor Shares          Value Advantage Shares             Value Advantage Shares
                --------------------------------   --------------------------------   --------------------------------
                 Ratio of        Ratio of Net       Ratio of        Ratio of Net       Ratio of        Ratio of Net
                 Expenses     Investment Income     Expenses     Investment Income     Expenses     Investment Income
Fiscal Period   to Average        to Average       to Average        to Average       to Average        to Average
Ended Dec. 31   Net Assets        Net Assets       Net Assets        Net Assets       Net Assets        Net Assets
-------------   -----------   ------------------   -----------   ------------------   -----------   ------------------
    1997           0.69%             5.00%            0.72%             3.03%            0.72%             2.86%
    1996           0.70%             4.84%            0.75%             2.80%            0.77%             2.66%
    1995           0.72%             5.31%            0.95%(4,8)        3.00%(4,8)       1.04%(5,8)        2.89%(5,8)
    1994           0.79%             4.01%              --                --               --                --
    1993           0.82%             2.54%              --                --               --                --
    1992           0.94%(3,8)        2.62%(3,8)

                       Schwab New York
                     Municipal Money Fund
                    Value Advantage Shares
               --------------------------------
                Ratio of        Ratio of Net
                Expenses     Investment Income
Fiscal Period  to Average        to Average
Ended Dec. 31  Net Assets        Net Assets
-------------  -----------   ------------------
    1997          0.85%             2.80%
    1996          1.01%             2.42%
    1995          1.81%(6,8)        2.06%(6,8)
    1994            --                --
    1993            --                --
    1992


(2) These expense ratios exclude interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratios would have been:

        Schwab Municipal Money Fund                          0.46%
        Schwab California Municipal Money Fund               0.46%
        Schwab New York Municipal Money Fund                 0.46%


(3) For the period from April 30, 1992 (commencement of operations) to December 31, 1992.



(4) For the period from July 7, 1995 (commencement of operations) to December 31, 1995.



(5) For the period from October 3, 1995 (commencement of operations) to December 31, 1995.



(6) For the period from July 7, 1995 (commencement of operations) to December 31, 1995.



(7) Not Annualized



(8) Annualized



(9) Amount per share does not round to a full penny.

PERFORMANCE

Typically, mutual funds report performance in terms of total return or yield.

TOTAL RETURN is the actual annual return of an investment, assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.


YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned by a Fund over a seven-day period, and expresses that income as an annualized percentage rate.


An effective yield is calculated similarly as yield, but income earned is assumed to be reinvested. Because of this compounding effect, effective yields are generally higher.


A taxable-equivalent yield shows the yield that a taxable investment would have to generate in order to equal a tax-free yield. A taxable-equivalent effective yield is calculated similarly as taxable-equivalent yield, except that an effective yield is used in the calculation.


Because money market funds seek to maintain a stable share price, yields are generally considered a better method of measuring performance than total return.

Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year. For a free copy of the most recent financial report, call 1-800-435-4000.

ORGANIZATION & MANAGEMENT


MONEY FUND AND MUNI FUND ARE DIVERSIFIED MUTUAL FUNDS; CA FUND AND NY FUND ARE NON-DIVERSIFIED MUTUAL FUNDS. Each Fund is a series of The Charles Schwab Family of Funds (the Trust).


THE FUNDS ARE OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Funds' activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Funds' shareholders.


THE FUNDS MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



THE FUNDS ARE MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Funds' day-to-day business affairs, including picking the Funds' investments. The Investment Manager, however, is subject to the overall authority of the Board of Trustees.


For the services performed under its contract with each Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly from each Fund.


For the fiscal year ended December 31, 1997, Money Fund, Muni Fund, CA Fund and NY Fund paid management fees of 0.19%, 0.19%, 0.18% and 0.17% of average daily net assets, respectively.


SCHWAB IS THE FUNDS' SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Funds' prospectuses, financial reports and other informational literature. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.


For the services performed as transfer agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund, payable monthly in the amount of 0.05% of average daily net assets. For the services performed as shareholder services agent under its contract with each class, Schwab is entitled to receive an annual fee from the Investor Shares or Value Advantage Shares of each Fund, payable monthly in the amount of 0.20% of average daily net assets.


THE FUNDS PAY OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.


For the fiscal year ended December 31, 1997, the Investor Shares of the Money

Fund and the Value Advantage Shares of the Municipal Funds paid total operating expenses, after reductions, of 0.40% and 0.46% of average daily net assets, respectively.


The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS

INVESTMENT OBJECTIVES

MONEY FUND seeks maximum current income consistent with liquidity and stability of capital.



MUNI FUND seeks maximum current income exempt from federal income tax consistent with liquidity and stability of capital.



CA FUND seeks maximum current income exempt from federal and California state personal income taxes consistent with liquidity and stability of capital.



NY FUND seeks to provide maximum current income exempt from federal and New York state and local personal income taxes consistent with liquidity and stability of capital.


Each Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGIES
MONEY FUND seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements for these securities.

MUNI FUND seeks to achieve its investment objective by investing in municipal money market securities.

CA FUND seeks to achieve its investment objective by investing in California municipal money market securities.

NY FUND seeks to achieve its investment objective by investing in New York municipal money market securities.

The Funds seek to maintain a stable share price of $1.00, although there is no guarantee that they will be able to continue to do so. The Funds follow regulations set forth by the SEC that dictate the quality, maturity and diversification of a Fund's investments. These requirements are designed to help the Funds maintain a stable share price of $1.00.


The Funds earn income at current money market rates (tax-exempt income in the case of the Municipal Funds) and their yields will fluctuate from day-to-day. The Funds emphasize capital preservation, so they will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.


INVESTMENT RISKS

Investment in a Fund will be subject to risks associated with investing in money market securities, i.e., high-quality, short-term debt securities. Generally speaking there are four types of risk attendant to investing in debt securities.



PREPAYMENT RISK or CALL RISK is the likelihood that, during periods of falling interest rates, debt securities will be prepaid (or "called") prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.



INTEREST RATE RISK is the potential for fluctuations in the prices of debt securities due to changing interest rates. For example, when interest rates rise, bond prices generally decline or "fall," and when interest rates fall, bond prices generally rise.

INCOME RISK is the potential for a decline in income due to falling interest rates, and is a component of both prepayment or call risk and interest rate risk.

CREDIT RISK is the possibility that an issuer will fail to make timely payments of either interest or principal.


The amount of each type of risk each Fund will be subject to depends on its portfolio of investments. The Funds may purchase only high-quality, short-term debt securities that the Investment Manager believes present minimal credit risk. In addition, the short maturity of each Fund's portfolio is designed to minimize interest rate and prepayment or call risks.



Because the Municipal Funds intend to invest substantially in municipal money market securities, their performance and, possibly, share price also may be affected by the economic and political conditions within a state. An investment in either CA Fund or NY Fund poses additional risk considerations because of each Fund's substantial investments in a single state.



PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES
Different types of securities a Fund may invest in are described below. Not every security described is an eligible investment for each Fund.



MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. Government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure.


MUNICIPAL MONEY MARKET SECURITIES are high-quality, short-term debt securities (money market securities) issued by or on behalf of a state, including its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities. These securities are issued to raise money for various public purposes or private activities, such as general financing for state and local governments or financing for specific projects or facilities. Municipal securities pay fixed, variable or floating rates of interest, which also is meant to be exempt from federal income tax, and, typically, personal income tax of a state or locality.



The issuers of municipal securities receive legal opinions as to the validity and tax exempt nature of their securities, which each Fund relies on when purchasing such securities.



Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, notes and leases. The maturity date or price of and financial assets collateralizing a municipal security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.


The value of municipal securities may be affected by legislation or litigation involving the taxation of municipal securities or the rights of holders of municipal securities. In addition, some municipal securities involve private entities, and the value of these securities could be affected by the credit quality of the private entity and possibly by the circumstances affecting the project.


Restriction: Each Municipal Fund will normally invest 100% of its total assets in municipal money market securities. In addition, each Municipal Fund may invest more than 25% in municipal securities financing similar projects.


CALIFORNIA/NEW YORK MUNICIPAL MONEY MARKET SECURITIES are municipal money market securities issued by or on behalf of either the state of California or the state of New York, or either state's counties, municipalities, authorities or other subdivisions.

These securities are subject to the same general risks associated with other municipal money market securities, although their values will be particularly affected by economic, political, geographic and demographic conditions and developments within either California or New York. Additionally, like all securities, the value of municipal money market securities, including those of California or New York issuers, may be affected by any change in the perceived ability of issuers to meet their obligations.


Restriction: CA Fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers. NY Fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.


CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities, as well as moral obligations, which are sometimes issued with municipal money market securities. Liquidity supports include puts, demand features, stand by bond purchase agreements and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a Fund, and affect its share price.


FOREIGN SECURITIES involve additional risks because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are principally traded overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities may not be subject to the same regulatory and reporting requirements as domestic entities, and may be subject to higher transaction costs and foreign taxes. Foreign securities are sometimes less liquid and may be more volatile than securities issued by domestic issuers or securities traded on domestic markets. In addition, foreign economic, political and legal developments could have more dramatic affects on the value of a foreign security or its payment of interest and repayment of principal.

U.S. GOVERNMENT SECURITIES are securities issued by the U.S. Treasury or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. Government securities are among the safest securities, but they are still subject to interest rate changes which may affect yield.

REPURCHASE AGREEMENTS involve the Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price and time. There are risks that losses will result if the seller does not perform as agreed.


VARIABLE AND FLOATING RATE SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value. Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional and may make the securities more difficult to sell quickly or without losses. Some fixed-rate securities may be structured in such a way as to make the securities act like or pay variable or floating rates of interest. These synthetic variable or floating rate securities include tender option bonds, and involve more risks due to their synthesized structure.


PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a Fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.


ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are typically commercial paper (short-term loans), which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.


ILLIQUID SECURITIES are securities that are not actively traded, and, therefore, may be difficult to sell quickly or without losses.


Restriction: Each Fund will not invest more than 10% of its net assets in illiquid securities.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. To the extent a Fund invests in liquid restricted securities, its general level of illiquidity may increase if these securities become difficult to sell.

OTHER MUNICIPAL SECURITIES include leases and purchases and sales contracts. These securities may be issued to finance the acquisition of equipment or facilities. These securities are subject to the risks that the municipality may reduce or not make its lease payments, thereby reducing the value of the securities.


WHEN-ISSUED and DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price and yield, but are delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.



STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


The Funds also may employ the policies described below.


DIVERSIFICATION involves investing in a wide range of securities, and, thereby spreading and reducing the risks of investment. While CA Fund and NY Fund are non-diversified mutual funds, they will attempt to diversify their investments within their respective states.



CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases exposure to risks inherent to that industry or group of industries. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles, and impact the value of the industry's securities.



Restriction: Each Fund will not concentrate in any one industry or group of industries. However, this policy does not apply to certificates of deposit and banker's acceptances, or U.S. Government securities. This policy may be changed only by shareholders.

BORROWING subjects the Fund to interest costs that may exceed the interest received on the securities purchased with the borrowed funds.



Restriction: Each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that each Fund will not purchase securities while borrowings are outstanding.



TEMPORARY INVESTMENTS in U.S. Government securities, money market securities or other taxable securities, and repurchase agreements for all of these securities may be made by each Municipal Fund as a defensive measure or under abnormal market conditions.

INVESTING IN SHARES

BUSINESS DAYS
The Funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1998: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the Funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

NET ASSET VALUE

The price of each Investor Share or Value Advantage Share of a Fund is its net asset value per share (NAV). NAV is determined each business day at the close of the NYSE, generally 4 p.m. Eastern time. NAV is calculated by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.


Investment holdings are valued on the basis of amortized cost, which means that a Fund's securities are valued at cost, plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds, which seek to maintain a stable share price, and most money market funds use this method to calculate NAV.

MINIMUM INVESTMENTS*

INITIAL INVESTMENT                $25,000
ADDITIONAL SHARES                 $ 5,000
MINIMUM BALANCE                   $20,000


* Schwab may impose a $5 fee if you buy, sell or exchanges shares in amounts less than $5,000 ($2,000 for IRAs and other retirement plan accounts), or if your balance falls below $20,000 ($15,000 for IRAs and other retirement plan accounts). The minimum initial investment requirement for IRAs and other retirement plan accounts is $15,000.


These minimums may be different if you hold shares of a Fund through an entity other than Schwab. Also, these minimums and fees may not be applicable to certain customers of Schwab, including Schwab Institutional's Services for Investment Managers and Schwab's Retirement Plan Services.

HOW TO BUY, SELL OR EXCHANGE SHARES
Shares may be purchased, sold or exchanged through an account at Schwab or with any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through an account at Schwab.


Shares are purchased or sold at the NAV next determined after your purchase, redemption or exchange order is received in good order. Shares purchased at the 4 p.m. NAV generally receive a dividend the next day. Shares sold or exchanged at the 4 p.m. NAV generally receive a dividend that day.



-  BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users).

-  BY MAIL. Write to the Funds at 101 Montgomery Street, San Francisco, CA
   94104.
-  BY WIRE. By wire. Call 1-800-435-4000 for wire instructions.

Please provide the following information:
-  your name and Schwab account number;
-  the name of the Fund;
-  the dollar amount you would like to purchase, sell or exchange; and
-  for initial purchases only, one of the two distribution choices below:


   AUTOMATIC REINVESTMENT. All distributions will be reinvested in shares of the Fund you are purchasing. If you do not choose an option, this option will be assigned to you; or


   CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day.

- for exchanges, the name of the Fund and class, if applicable, into which you want to exchange shares and the distribution option you select; and

- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account.

PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUNDS:


- redemption and exchange requests by mail are irrevocable and, once mailed, may not be modified or canceled;

- payment for redeemed shares will be made to your Schwab account within 7 days, and a check may be mailed to you upon request;

- if you bought your shares by check, a check for your redemption proceeds will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;

- depending on the type of Schwab account you have, your money may earn interest during any holding period;

- you may exchange your shares for shares of other SchwabFunds, provided you meet the Fund's minimum investment or other requirements;

- an exchange of a Fund's shares for shares of other SchwabFunds will be treated as a taxable event for federal income tax purposes;

- the Funds and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification; and

- the Funds may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.

DIVIDENDS & TAXES
Each business day, a Fund's net investment income is determined as of the close of the NYSE as a dividend to shareholders of record. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.


The following is only a brief summary of some of the federal and state income tax consequences that may affect each Fund and its shareholders. You should consider the tax implications of investing in a Fund, and consult with your own tax advisor. Each Fund will distribute its net investment income and capital gains, if any, to shareholders each year. For the Money Fund, all distributions received by shareholders are subject to federal income tax, and may be subject to state and/or local income taxes. For the Municipal Funds, some distributions received by shareholders may be subject to federal or state and/or local income taxes.


Distributions are taxable when paid, whether they are received in cash or reinvested, although distributions declared in December, but paid in January, are taxable as if they were paid on December 31.


For the Municipal Funds, dividends derived from exempt-interest income will be exempt from federal income tax when distributed to shareholders. In addition, dividends paid by CA Fund and NY Fund are expected to be exempt from California state and New York state and local personal income taxes, respectively.



The interest from some municipal money market securities is subject to alternative minimum tax. Each Municipal Fund may invest all of its assets in these securities. Shareholders subject to alternative minimum tax must take this interest into account when computing their alternative minimum tax liability.



Shareholders receive a record of all distributions by the Funds, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, each Fund notifies shareholders of the tax treatment of all distributions made that year.


OPENING A SCHWAB ACCOUNT

Schwab was established in 1971 and is one of America's largest discount brokers. Schwab serves over 4.9 million active customer accounts and helps investors make investment decisions by offering low-cost brokerage services and providing financial products and information. Visit one of Schwab's 274 branch offices or Schwab's web site (http://www.schwab.com) for information on investment products and services.


Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.


Schwab offers different types of accounts with varying minimum initial investment and balance requirements designed to fit the needs of a variety of investors. Contact Schwab for more information and read your account agreement and application for specific account details, including minimum initial investment and balance requirements and fees.


Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.

Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides account protection of up to $500,000 for the securities held in a Schwab account, including shares of the Funds. It is important to remember that SIPC account protection does not protect against losses due to market or economic conditions.

Deposits to your Schwab account may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.

Monies received by Schwab before 4 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4 p.m. Eastern time will be available for investment the next business day.


SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS. If your Schwab account contains no cash or Sweep Shares of a Fund, Schwab may redeem Value Advantage Shares or Investor Shares of a Fund without prior notification to you to cover the following items:
- negative balances in your Schwab account as a result of any securities transactions;
-  payment of any Schwab One checks you have written;
-  payment of any charges you have made using your Visa debit card;
-  purchases you have made under an Automatic Investment Plan;
- negative balances in your Schwab account as a result of any electronic funds transactions.



Schwab may charge you a fee each time it must redeem shares of a Fund under any of these circumstances. However, you will not be charged transaction fees for redemptions in amounts less than $5,000, if such redemptions are made under any of these circumstances.



Schwab will redeem shares from the Fund with the highest balance first, unless the sum of your investments in the Funds will not satisfy the total amount due; in which case, none of your shares in the Funds will be redeemed.


GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your Schwab account. As long as the Funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include:
- requiring a form of personal identification before acting upon any telephone order;
-  providing written confirmation of telephone orders; and
-  tape-recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Funds.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing a Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Funds and request that your mailings not be consolidated.

Each Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.
---------------------------------------------------

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
---------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.
---------------------------------------------------

                                             ------------------------------

                                               Schwab Value
                                               Advantage
                                               Investments
                                             ------------------------------
                                               PROSPECTUS APRIL 30, 1998























                     SCHWABFUNDS(R)                       SCHWABFUNDS(R)

(C) 1998 Charles Schwab & Co., Inc.
All rights reserved. Member SIPC/NYSE.      MKT3473(4/98)
CRS 12120

                                     PART B
                              CROSS REFERENCE SHEET
                       STATEMENT OF ADDITIONAL INFORMATION

                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                         Schwab Retirement Money Fund(R)
                  Schwab Institutional Advantage Money Fund(R)

           PART B ITEM                                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
10.        Cover Page                                              Cover Page

11.        Table of Contents                                       Cover Page

12.        General Information and History                         General Information

13.        Investment Objectives and Policies                      Investment Policies and Restrictions

14.        Management of the Fund                                  Management of the Trust

15.        Control Persons and Principal Holders of Securities     General Information


16.        Investment Advisory and Other Services                  Management of the Trust

17.        Brokerage Allocation and Other Practices                Portfolio Transactions and Turnover

18.        Capital Stock and Other Securities                      General Information

19.        Purchase, Redemption and Pricing of Securities          Share Price Calculation; Purchase and Redemption of Shares
           Being Offered

20.        Tax Status                                              Distributions and Taxes

21.        Underwriters                                            Management of the Trust

22.        Calculation of Performance Data                         How the Funds Report Performance

23.        Financial Statements                                    Not applicable

                       STATEMENT OF ADDITIONAL INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                 101 Montgomery Street, San Francisco, CA 94104

                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND
                         SCHWAB RETIREMENT MONEY FUND(R)
                  SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

                                 APRIL 30, 1998



This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Prospectus, dated April 30, 1998 (as may be amended from time to time), for Schwab Money Market Fund (Money Fund), Schwab Government Money Fund (Government Fund) and Schwab U.S. Treasury Money Fund (Treasury
Fund); the Prospectus, dated April 30, 1998 (as may be amended from time to time), for Schwab Retirement Money Fund (Retirement Fund); or the Prospectus, dated April 30, 1998 (as may be amended from time to time), for Schwab Institutional Advantage Money Fund (Institutional Fund).



To obtain a copy of the Prospectus for Money Fund, Government Fund and Treasury Fund, please contact Charles Schwab & Co., Inc. (Schwab) at 800-435-4000, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. For the Prospectus for Retirement Fund or Institutional Fund, please call 800-772-4900 or 800-435-4000 or write to the above address. TDD users may contact Schwab at 800-345-2550, 24 hours a day. The Prospectuses also may be available electronically by using our Web address: http://www.schwab.com/schwabfunds.


                                 SCHWABFunds(R)
                                  800-435-4000

                                TABLE OF CONTENTS



INVESTMENT SECURITIES ........................................    2
INVESTMENT RESTRICTIONS ......................................    4
MANAGEMENT OF THE TRUST ......................................    8
PORTFOLIO TRANSACTIONS AND TURNOVER ..........................   15
DISTRIBUTIONS AND TAXES ......................................   16
SHARE PRICE CALCULATION ......................................   18
HOW THE FUNDS REPORT PERFORMANCE .............................   18
GENERAL INFORMATION ..........................................   19
PURCHASE AND REDEMPTION OF SHARES ............................   21
OTHER INFORMATION ............................................   21
APPENDIX - RATINGS OF INVESTMENT SECURITIES ..................   23

                              INVESTMENT SECURITIES

FOREIGN SECURITIES. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and possible difficulty in obtaining and enforcing judgments against foreign entities. Before investing in Eurodollar certificates of deposit, a Fund will consider their marketability, possible restrictions on international currency transactions, and any regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

RESTRICTED SECURITIES. Commercial Paper and other securities are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper.
Section 4(2) paper generally is sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment and not for public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors, such as the Funds, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, Charles Schwab Investment Management, Inc. (the "Investment Manager"), pursuant to guidelines approved by the Board of Trustees, will carefully monitor a Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information.

ASSET-BACKED SECURITIES. Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. Based on the primary characteristics of the various types of asset-backed securities, for purposes of a Fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A Fund will limit its investments in each such industry to not more than 25% of its total assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Bank notes are notes used to represent debt obligations issued by banks in large denominations.


ILLIQUID SECURITIES. Investments that cannot be sold or disposed of in the normal course of business within seven days at their approximate value will be considered illiquid. The Investment Manager determines the liquidity of a Fund's investments under the supervision and direction of the Board of Trustees. Investments currently considered illiquid include repurchase agreements not maturing within seven days, some restricted securities and municipal lease obligations.



LENDING. Loans of portfolio securities made by a Fund will be fully collateralized with U.S. government securities, letters of credit, cash and cash-equivalents, and will be marked to market daily.



CERTIFICATES OF DEPOSIT AND BANKER'S ACCEPTANCES. Certificates of deposit are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers' acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A Fund will invest only in certificates of deposit and bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.



COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper is subject to credit risk.



REPURCHASE AGREEMENTS. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a Fund's loan of money to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Funds are invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements a Fund enters into will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. Government or its agencies or instrumentalities). The period of these repurchase agreements will be usually short--from overnight to one week--and at no time will the Funds invest in repurchase agreements for more than one year. However, securities subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount the Funds invest with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Funds to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Funds might also incur disposition costs in liquidating the collateral. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Funds may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the Funds' net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Funds' policy on investments in illiquid securities.



In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.


                             INVESTMENT RESTRICTIONS

EXCEPT AS OTHERWISE NOTED, THE RESTRICTIONS BELOW ARE FUNDAMENTAL AND CANNOT BE CHANGED WITHOUT APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, HEREINAFTER THE "1940 ACT") OF THE FUND TO WHICH THEY APPLY.

MONEY FUND, GOVERNMENT FUND, RETIREMENT FUND AND INSTITUTIONAL FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

(3) Purchase, in the aggregate with all other Schwab Money Funds, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the Fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities in accordance its investment objective and policies.

(5) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years of continuous operation.

(6) Enter into repurchase agreements if, as a result thereof, more than 10% its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than 7-days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended). Each Fund will invest no more than 10% of its net assets in illiquid securities.

(7) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended).

(8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its Investment Manager or the Sub-Adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

(9) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.1

(12) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies) except that Retirement Fund and Institutional Fund may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors; and (2) lend its portfolio securities.

(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. Any borrowings by Money Fund or Government Fund will not be collateralized. If for any reason the current value of the total net assets of any Fund falls below an amount equal to three times the amount of indebtedness from money borrowed, such Fund will, within three business days, reduce its indebtedness to the extent necessary.

(14) Write, purchase or sell puts, calls or combinations thereof.

(15) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(16) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.


(17) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.


-------------------------------------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

(18) Issue senior securities as defined in the 1940 Act.



Except for restrictions (6) and (13), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net assets will not be considered a violation.


For purposes of restriction (3), the following funds constitute the Schwab Money
Funds: Money Fund, Government Fund, Retirement Fund, and Institutional Fund. Additionally, for purposes of calculating restriction (3), an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on that class of security.

TREASURY FUND MAY NOT:

(1) Purchase securities other than obligations issued by the U.S. Treasury and securities backed by the "full faith and credit" guarantee of the U.S. Government that mature in 397 days or less.(1)

(2) Make loans to others (except through the purchase of debt obligations).

(3) Issue senior securities as defined in the 1940 Act.

(4) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(5) Invest in commodities or in real estate.

(6) Invest for the purpose of exercising control over management of another company.

(7) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 33% of the Fund's net assets to secure borrowings. The Fund will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. If for any reason the current value of the total net assets of the Fund falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary.

THE FOLLOWING RESTRICTIONS ARE NON-FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES. TREASURY FUND MAY NOT:

(1) Invest more than 10% of its net assets in securities which are not readily marketable, including securities which are restricted as to disposition; or

(2) Engage in short sales, except for short sales against the box.

-----------------------------------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

                              QUALITY AND MATURITY


Each Fund will only purchase securities that present minimal credit risks and (except in the case of Treasury Fund) which are First Tier or Second Tier Securities (otherwise referred to as Eligible Securities (1). An Eligible Security is:



(1) a security with a remaining maturity of 397 days or less (12 months or less in the case of Money Fund and Government Fund): (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange Commission (the "SEC"), in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;


(2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less (12 months or less in the case of Money Fund and Government Fund), and (a) whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or (b) that has long-term ratings from the requisite NRSROs that are in one of the two highest categories; or

(3) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risks.


A First Tier Security is an Eligible Security that carries (or other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating suffices if only one NRSRO rates the security) or has been determined by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to such a security. A Second Tier Security is any other Eligible Security.



Money Fund, Government Fund Retirement Fund and Institutional Fund will limit their investments in the First Tier Securities of any one issuer to no more than 5% of their assets. (Repurchase agreements collateralized by non-U.S. Government securities will be taken into account when making this calculation.) Moreover, each Fund's holdings of Second Tier Securities will not exceed 5% of its assets, with investments in the Second Tier Securities of any one issuer being limited to the greater of 1% of the Fund's assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-U.S. Government securities will be First Tier Securities at the time the repurchase agreements are executed.



Money Fund and Government Fund are limited to purchasing securities with a remaining maturity of 12 months or less. For this purpose only, Money Fund and Government Fund will calculate maturity from the security's settlement date. At all times, Money Fund and Government Fund will not purchase a security with a remaining maturity in excess of the limits of Rule 2a-7 under the 1940 Act.


-----------------------------------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

                             MANAGEMENT OF THE TRUST


OFFICERS AND TRUSTEES. The Officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:


                       POSITION WITH
NAME/DATE OF BIRTH     THE TRUST          PRINCIPAL OCCUPATION

CHARLES R. SCHWAB*     Chairman and       Chairman, Co-Chief Executive Officer
July 29, 1937          Trustee            and Director, The Charles Schwab
                                          Corporation; Chairman,
                                          Chief Executive Officer
                                          and Director, Charles
                                          Schwab Holdings, Inc.;
                                          Chairman and Director,
                                          Charles Schwab & Co., Inc,
                                          Charles Schwab Investment
                                          Management, Inc., The
                                          Charles Schwab Trust
                                          Company, and Schwab
                                          Retirement Plan Services,
                                          Inc.; Chairman and
                                          Director (current board
                                          positions), and Chairman
                                          (officer position) until
                                          December 1995, Mayer &
                                          Schweitzer, Inc. (a
                                          securities brokerage
                                          subsidiary of The Charles
                                          Schwab Corporation);
                                          Director, The Gap, Inc. (a
                                          clothing retailer),
                                          Transamerica Corporation
                                          (a financial services
                                          organization), AirTouch
                                          Communications (a
                                          telecommunications
                                          company) and Siebel
                                          Systems (a software
                                          company).

TOM  D. SEIP*          President and      Executive Vice President,  The Charles
February 15, 1950      Trustee            Schwab Corporation; Enterprise
                                          President - International
                                          and Mutual Funds, Charles
                                          Schwab & Co., Inc.; Chief
                                          Executive Officer, Charles
                                          Schwab Investment
                                          Management, Inc.

-----------------------------------

*  This Trustee is an "interested person" of the Trust.

DONALD F. DORWARD      Trustee              Executive Vice President and
September 23, 1931                          Managing Director, Grey Advertising.
                                            From 1990 to 1996, Mr. Dorward was
                                            President and Chief Executive
                                            Officer, Dorward & Associates.
                                            Dorward & Associates is an
                                            advertising and marketing/consulting
                                            firm.


ROBERT G. HOLMES       Trustee              Chairman, Chief Executive Officer
May 15, 1931                                and Director, Semloh Financial, Inc.
                                            Semloh Financial is an international
                                            financial services and investment
                                            advisory firm.



DONALD R. STEPHENS     Trustee              Managing Partner, D.R. Stephens &
June 28, 1938                               Co. (investment banking).  Prior to
                                            1995, Mr. Stephens was Chairman and
                                            Chief Executive Officer of North
                                            American Trust (a real estate
                                            investment trust).


MICHAEL W. WILSEY      Trustee              Chairman, Chief Executive Officer
August 18, 1943                             and Director, Wilsey Bennett, Inc.
                                            (truck and air transportation, real
                                            estate investment and management,
                                            and investments).


TAI-CHIN TUNG          Treasurer and        Vice President - Finance, Charles
March 7, 1951          Principal            Schwab & Co., Inc.; Controller,
                       Financial Officer    Charles Schwab Investment
                                            Management, Inc. From 1994 to 1996,
                                            Ms. Tung was Controller for
                                            Robertson Stephens Investment
                                            Management, Inc. From 1993 to 1994,
                                            she was Vice President of Fund
                                            Accounting, Capital Research and
                                            Management Co.

WILLIAM J. KLIPP*     Executive Vice        Executive Vice President,
December 9, 1955      President, Chief      SchwabFunds(R), Charles Schwab &
                      Operating Officer     Co., Inc.; President and Chief
                      and Trustee           Operating Officer, Charles Schwab
                                            Investment Management, Inc.



STEPHEN B. WARD       Senior Vice           Senior Vice President and Chief
April 5, 1955         President and         Investment Officer, Charles Schwab
                      Chief Investment      Investment Management, Inc.
                      Officer


FRANCES COLE          Secretary             Senior Vice President, Chief
September 9, 1955                           Counsel, Chief Compliance Officer
                                            and Assistant Corporate Secretary,
                                            Charles Schwab Investment
                                            Management, Inc.

DAVID H. LUI          Assistant Secretary   Vice President and Senior Counsel,
October 14, 1960                            Charles Schwab Investment
                                            Management, Inc.

KAREN L. SEAMAN       Assistant Secretary   Corporate Counsel, Charles Schwab
February 27, 1968                           Investment Management, Inc.  From
                                            October 1994 to July 1996, she was
                                            an Attorney for Franklin Resources,
                                            Inc. Prior to 1994, Ms. Seaman was
                                            an Attorney for The Benham Group.

MATTHEW O'TOOLE       Assistant Secretary   Corporate Counsel, Charles Schwab
September 26, 1964                          Investment Management, Inc.  From
                                            November 1995 to April 1997, Mr.
                                            O'Toole was Assistant General
                                            Counsel for Chancellor LGT Asset
                                            Management, Inc. Prior there to, Mr.
                                            O'Toole was Senior Counsel at the
                                            U.S. Securities and Exchange
                                            Commission in Washington, D.C.

-----------------------------------

*  This Trustee is an "interested person" of the Trust.

AMY L. MAUK        Assistant Secretary  Corporate Counsel, Charles Schwab
January 5, 1969                         Investment Management, Inc.  From April
                                        1995 to March 1997, she was a Legal
                                        Product Manager for Fidelity
                                        Investments. Prior to April 1995, Ms.
                                        Mauk was an associate at Laurano &
                                        Laurano in Boston, MA.



Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



                              COMPENSATION TABLE(1)



                                               Pension or
                                               Retirement
                                               Benefits
                                               Accrued as Part     Estimated
                                               of Fund             Annual Benefits        Total
                            Aggregate          Expenses from       Upon Retirement        Compensation
Name of Person,             Compensation       the Fund            from the Fund          from the Fund
Position                    from the Trust     Complex(2)          Complex(2)               Complex(2)
-----------------------     --------------     ---------------     ---------------        -------------
Charles R. Schwab,                   0               N/A                 N/A                      0
Chairman and
Trustee

Timothy F.                           0               N/A                 N/A                      0
McCarthy,
President and
Trustee 3

Tom D. Seip,                         0               N/A                 N/A                      0
President and
Trustee 4

William J. Klipp,                    0               N/A                 N/A                      0
Executive Vice
President, Chief
Operating Officer
and Trustee

Donald F. Dorward,             $51,500               N/A                 N/A                $93,450
Trustee

Robert G. Holmes,              $51,500               N/A                 N/A                $93,450
Trustee

Donald R.                      $51,500               N/A                 N/A                $93,450

Stephens,
Trustee

Michael W. Wilsey,    $51,500      N/A      N/A        $93,450
Trustee



1.   Information is as of the Trust's fiscal year ended December 31, 1997.



2. "Fund Complex" comprises all 31 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.


3. Mr. McCarthy served as President and Trustee of the Trust until November 24, 1997.


4. Mr. Seip began serving as President and Trustee of the Trust on November 24, 1997.


                       TRUSTEE DEFERRED COMPENSATION PLAN

Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. If an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account, as of any date, will be equal to the value the Account would have had as of that date, if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, Schwab Investments and Schwab Capital Trust.

Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER


The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to two separate yet otherwise substantially similar Investment Advisory and Administration Agreements (the "Advisory Agreements") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds(R), a family of 34 mutual funds with over $62 billion in assets as of March 31, 1998. The Investment Manager is an affiliate of Schwab; the Trust's distributor; and shareholder services and transfer agent.


Each Advisory Agreement will continue in effect for one-year terms for each Fund to which it relates, subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority

(as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.


Pursuant to an Advisory Agreement dated May 1, 1997, as may be amended from time to time, the Investment Manager is entitled to receive from Money Fund a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $1 billion, 0.45% of net assets over $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of net assets over $10 billion but not in excess of $20 billion and 0.34% of net assets over $20 billion.



For fiscal years ended December 31, 1995, 1996, and 1997 Money Fund paid investment and advisory fees of $36,652,000 (fees were reduced by $15,603,000); $46,270,000 (fees were reduced by $19,250,000); and $55,434,000 (fees were reduced by $23,541,000).





Pursuant to an Advisory Agreement dated May 1, 1997, as may be amended from time to time, the Investment Manager is entitled to receive from Government Fund a graduated annual fee, payable monthly, of 0.46% of the average daily net assets of the Fund's not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion, and 0.40% of such net assets over $2 billion.


For fiscal years ended December 31, 1995, 1996 and 1997 Government Fund paid investment and advisory fees of $1,901,000 (fees were reduced by $2,777,000); $5,671,000 (fees were reduced by $2,847,000); and $5,471,000 (fees were reduced by $3,208,000).



Pursuant to an Advisory Agreement dated June 15, 1994, as may be amended from time to time, the Investment Manager is entitled to receive an annual fee, payable monthly, of 0.46% of Treasury Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion, and 0.40% of such net assets over $2 billion.



For fiscal years ended December 31, 1995, 1996 and 1997, Treasury Fund paid, respectively investment and advisory fees of $2,748,000 (fees were reduced by $2,674,000; $2,420,000 (fees were reduced by $3,302,000) and $2,674,000 (fees were reduced by $4,184,000).



Pursuant to an Advisory Agreement dated June 15, 1994, the Investment Manager is entitled to receive from Retirement Fund and Institutional Fund a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $1 billion, 0.45% of net assets over $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of net assets over $10 billion but not in excess of $20 billion and 0.34% of net assets over $20 billion.



For fiscal years ended December 31, 1995, 1996, and 1997 Retirement Fund paid investment and advisory fees of $338,000 (fees were reduced by $16,000); $494,000 (fees were reduced by $22,000); and $557,000 (fees were reduced by $114,000).



For fiscal years ended December 31, 1995, 1996 and 1997 Institutional Fund paid investment and advisory fees of $202,000 (fees were reduced by $162,000); $292,000 (fees were reduced by $225,000); and $388,000 (fees were reduced by $768,000).

The Investment Manager and Schwab have guaranteed that, through at least April 30, 1999, Money Fund, Government Fund, Treasury Fund, Retirement Fund and Institutional Fund will not exceed 0.75%, 0.75%, 0.65%, 0.73% and 0.50% of each Fund's average daily net assets, respectively.


                                    EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class, respectively.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreements.

                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

PFPC, Inc., at 400 Bellevue Parkway Wilmington, Delaware 19809, serves as Fund Accountant for the Trust.

                     ACCOUNTANTS AND REPORTS TO SHAREHOLDERS


The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and each Fund's federal income tax return. Price Waterhouse also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Each Fund's financial statements and financial highlights for the fiscal year ended December 31, 1997, are included in each Fund's Annual Report, which are separate reports supplied with the SAI. Each Fund's financial statements and financial highlights are incorporated herein by reference. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco CA 94104.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Fund in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of each Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for each Fund are reached independently from those of other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as a Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER


Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             DISTRIBUTIONS AND TAXES

                                  DISTRIBUTIONS

On each day that the net asset value per share of a Fund is determined ("Business Day"), such Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of net asset value prior to the declaration. In the case of Institutional Fund, for shareholders satisfying certain conditions, investment income will be declared as a daily dividend to shareholders of record as of that day's calculation of net asset value. Conditions which must be met in order to receive a dividend for the day on which the order is received be the Transfer Agent or its authorized agent are: (1) a minimum investment of $100,000; (2) receipt by Schwab or the Charles Schwab Trust company before 1:30 p.m. Eastern Time; and
(3) payment in immediately available funds. Shareholders will receive dividends in additional shares unless they elect to receive cash. For each Fund, dividends will normally be reinvested monthly in full shares of the Fund at the net asset value on the 15th day of each month, if a Business Day, otherwise on the next Business Day except in December when dividends are re-invested on the last business of December. If cash payment is requested, checks will normally be mailed on the Business Day following the reinvestment date. Each Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that Fund. If a Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward. It is not anticipated that a Fund will realize any long-term capital gains. Expenses of the Trust are accrued each day. Should the net asset value of a Fund deviate significantly from market value, the Board of Trustees could decide to value per share the investments at market value and any unrealized gains and losses could affect the amount of the Fund's distributions.

                              FEDERAL INCOME TAXES

It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared. A Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.


The Funds do not expect to realize any long-term capital gain. However, any distributions of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.


The Funds may engage in investment techniques that may alter the timing and character of the Funds' income. The Funds may be restricted in their use of these techniques by rules relating to their qualification as regulated investment companies.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

                             SHARE PRICE CALCULATION

Each Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                        HOW THE FUNDS REPORT PERFORMANCE

The historical performance of a Fund may be shown in the form of total return, and yield, effective yield. These measures of performance are described below.

                                  TOTAL RETURN

Standardized Total Return. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.

Nonstandardized Total Return. Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income.

This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each Fund may also report the percentage of that Fund's standardized or non-standardized total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates before redemption of Fund shares). This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.

              From Commencement of Operations to December 31, 1997


                                         1 Year      5 Year
                       Commencement      Total       Total      Since            Cumulative
                       Of Operations     Return      Return     Commencement     Total Return
Money Fund              1/26/90           5.04%       4.34%      4.79%            45.01%

Government Fund         1/26/90           4.95%       4.28%      4.73%            44.30%

Treasury Fund           11/6/91           4.85%       4.18%      4.03%            27.54%

Retirement Fund          3/2/94           5.07%       N/A        4.88%            20.06%

Institutional Fund       1/4/94           5.31%       N/A        5.00%            21.51%



                                      YIELD

A Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment.

                                 EFFECTIVE YIELD

A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                               GENERAL INFORMATION


The Trust is an open-end investment management company organized as a Massachusetts business trust on October 20, 1989. Currently, there are 13 Funds of the Trust: Schwab Money Market Fund, Schwab Government Money Fund, Schwab Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund,

Schwab California Municipal Money Fund, Schwab Government Cash Reserves, Schwab Pennsylvania Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Florida Municipal Money Fund. The Declaration of Trust permits to Trustees to create additional Funds. There is a remote possibility that one Fund might become liable for a misstatement in the prospectus or SAI about another Fund. The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees, if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determination of whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.


Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES


As of April 15, 1998, Schwab One Access Marketing directly or beneficially owned approximately 8.7% of Government Fund. The Charles Schwab Trust Company directly or beneficially owned 67.2% of Retirement Fund and 85.92% of Institutional Fund.



In addition, as of April 1, 1998 the officers and Trustees of the Trust, as a group, owned less than 1% of each Fund's outstanding voting securities.



                        PURCHASE AND REDEMPTION OF SHARES


Each Fund's minimum investment requirements are disclosed in is prospectus. These minimum requirements may be changed at any time and are not applicable to certain types of investors. For all retirement plans, Schwab One(R) and certain other types of accounts, any account credit balance in excess of $1.00 and subsequent amounts of $1.00 on any Business Day will be automatically invested on a daily basis in the Fund selected. The Trust may waive the minimums for purchases by Trustees, Directors, officers or employees of the Trust, Schwab or the Investment Manager. The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.





                                OTHER INFORMATION

The Fund Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus.

Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

                    SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.





              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                           OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                                     PART B
                              CROSS REFERENCE SHEET
                       STATEMENT OF ADDITIONAL INFORMATION

                    Schwab Municipal Money Fund-Sweep Shares
               Schwab California Municipal Money Fund-Sweep Shares
                Schwab New York Municipal Money Fund-Sweep Shares
               Schwab Municipal Money Fund-Value Advantage Shares
         Schwab California Municipal Money Fund- Value Advantage Shares
          Schwab New York Municipal Money Fund- Value Advantage Shares
              Schwab Value Advantage Money Fund(R)-Investor Shares

           PART B ITEM                                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
10.        Cover Page                                              Cover Page

11.        Table of Contents                                       Cover Page

12.        General Information and History                         General Information

13.        Investment Objectives and Policies                      Investment Policies and Restrictions

14.        Management of the Fund                                  Management of the Trust

15.        Control Persons and Principal Holders of Securities     General Information


16.        Investment Advisory and Other Services                  Management of the Trust

17.        Brokerage Allocation and Other Practices                Portfolio Transactions and Turnover

18.        Capital Stock and Other Securities                      General Information

19.        Purchase, Redemption and Pricing of Securities          Share Price Calculation; Purchase and Redemption of Shares
           Being Offered

20.        Tax Status                                              Distributions and Taxes

21.        Underwriters                                            Management of the Trust

22.        Calculation of Performance Data                         How the Funds Report Performance

23.        Financial Statements                                    Not applicable

                       STATEMENT OF ADDITIONAL INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                 101 Montgomery Street, San Francisco, CA 94104

                             SWEEP INVESTMENTS(TM)
                 SCHWAB MUNICIPAL MONEY FUND-SWEEP SHARES(TM)
            SCHWAB CALIFORNIA MUNICIPAL MONEY FUND-SWEEP SHARES(TM)
             SCHWAB NEW YORK MUNICIPAL MONEY FUND-SWEEP SHARES(TM)


                         VALUE ADVANTAGE INVESTMENTS(R)
             SCHWAB MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)
       SCHWAB CALIFORNIA MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)
        SCHWAB NEW YORK MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)
              SCHWAB VALUE ADVANTAGE MONEY FUND(R)-INVESTOR SHARES


                                 APRIL 30, 1998


The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Prospectus dated April 30, 1998 (as may be amended from time to time), for Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares and Schwab New York Municipal Money Fund-Sweep Shares or the Prospectus, dated April 30, 1998 (as may be amended from time to time), for Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares, Schwab New York Municipal Money Fund-Value Advantage Shares and Schwab Value Advantage Money Fund-Investor Shares.


To obtain a copy of the Prospectuses, call 1-800-435-4000 (1-800-345-2550 for TDD Users), or write to the Funds at 101 Montgomery Street, San Francisco, California 94104.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INVESTMENT SECURITIES.....................................................   2
INVESTMENT POLICIES AND RESTRICTIONS......................................   11
MANAGEMENT OF THE TRUST...................................................   16
PORTFOLIO TRANSACTIONS AND TURNOVER.......................................   23
DISTRIBUTIONS AND TAXES...................................................   24
SHARE PRICE CALCULATION...................................................   27
HOW THE FUNDS REPORT PERFORMANCE..........................................   27
GENERAL INFORMATION.......................................................   29
PURCHASE AND REDEMPTION OF SHARES.........................................   31
OTHER INFORMATION.........................................................   31
APPENDIX - RATINGS OF INVESTMENT SECURITIES...............................   32

                              INVESTMENT SECURITIES

MUNICIPAL SECURITIES. Municipal securities are securities issued by a state, its political subdivisions, agencies, authorities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The Funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the Funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these Funds.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

The Investment Manager relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its tax status, to be purchased by a Fund.

MUNICIPAL LEASES. Municipal leases are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

DELAYED-DELIVERY TRANSACTIONS. Each Fund may buy or sell securities on a delayed-delivery or when-issued bases. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the Fund until the security is delivered. If the Fund remains substantially fully invested at a time when delayed-delivery securities are outstanding, the Fund will set aside appropriate liquid assets in a notationally segregated custodial account to cover its purchase obligations.

When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or loses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could suffer losses.

ILLIQUID SECURITIES. Investments that cannot be sold or disposed of in the normal course of business within seven days at their approximate value will be considered illiquid. The Investment Manager determines the liquidity of a Fund's investments under the supervision and direction of the Board of

Trustees. Investments currently considered illiquid include repurchase agreements not maturing within seven days, some restricted securities and municipal lease obligations.

VARIABLE AND FLOATING RATE SECURITIES. Some variable rate securities have a demand feature that entitles the holder to resell the securities at a specified price and/or times. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a Fund. In addition, the Fund may exercise only its demand rights at certain times. The Fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bond receipts.

Tender option bond trust receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt may also participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured to as private placements and, accordingly, may be deemed to be restricted securities for purposes of the Fund's investment limitations.

TAXABLE SECURITIES. Under normal conditions, the Funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the Funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.

U.S. GOVERNMENT SECURITIES. U.S. government securities are securities issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course, U.S. government securities are among the safest securities, but they are still sensitive to interest rate changes that will cause their yields to fluctuate.

ASSET-BACKED SECURITIES. Asset-backed securities are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee. Asset-backed securities are subject to credit and prepayment risks. Currently, there are no tax-exempt Asset-backed securities in the Funds.

Repayment of these securities is intended to be obtained from an identified pool of assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. Based on the primary characteristics of the various types of asset-backed securities, for purposes of each Fund's concentration policy, each of the Funds has selected the following asset-backed securities industries: credit card receivables, automobile receivables, trade receivables and diversified financial assets, and each Fund will limit its investments in each such industry to not more than 25% of its total assets.

REPURCHASE AGREEMENTS. Repurchase agreements involve a Fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund sells portfolio securities to another party and simultaneously agrees to buy them back at an agreed-upon price and time. These agreements may increase the possibility of the Fund's NAV to fluctuate and may be viewed as a form of leveraging.

LENDING. Loans of portfolio securities made by a Fund will be fully collateralized with U.S. government securities, letters of credit, cash and cash-equivalents, and will be marked to market daily.


FOREIGN SECURITIES. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and possible difficulty in obtaining and enforcing judgments against foreign entities. Before investing in Eurodollar certificates of deposit, a Fund will consider their marketability, possible restrictions on international currency transactions, and any regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.



RESTRICTED SECURITIES. Commercial paper and other securities are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper.
Section 4(2) paper generally is sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment and not for public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors, such as the Funds, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, Charles Schwab Investment Management, Inc. (the "Investment Manager"), pursuant to guidelines approved by the Board of Trustees, will carefully monitor a Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information.


QUALITY OF INVESTMENTS. The Funds will invest in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the Investment

Manager pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities are rated within the highest category and second tier securities are rated within the second-highest category.

Should a security's high-quality rating change after purchase by a Fund, the Investment Manager would take such action, including no action, as determined to be in the best interest of the Fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

MATURITY OF INVESTMENTS. The Funds will purchase only short-term debt securities. Basically, a short-term security is a security that is deemed to mature within 397 days or less.

RISK FACTORS FOR CALIFORNIA MUNICIPAL SECURITIES. In addition to general economic pressures that affect the State of California's (the "State") ability to raise revenues to meet its financial obligations, certain State constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives also could result in the adverse effects described below. The following information is only a brief summary is not a complete description and is based on information drawn from official statements and prospectuses relating to securities offerings of the State that have come to the attention of the Trust and were available before the date of this SAI. The Trust has not independently verified the accuracy and completeness of the information contained in those statements and prospectuses.

As used in this section, "California Municipal Securities" includes issues that are secured by a direct payment obligation of the State and obligations of issuers that rely in whole or in part on State revenues for payment of their obligations. Property tax revenues and part of the State's General Fund surplus are distributed to counties, cities and their various taxing entities; whether and to what extent a portion of the State's General Fund will be distributed in the future to them is unclear.

Overview. After suffering through a severe recession, California's economy has been on a steady recovery since the beginning of 1994. The rate of economic growth in California in 1996 in terms of job gains, exceeded that of the rest of the United States in terms of job growth. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national average, fell to the low 6% range in mid-1997, compared to more than 10% during the recession. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of Northern California. The unsettled financial situation occurring in certain Asian economies may adversely affect the State's export related industries.

The recession seriously affected State tax revenues and caused an increase in expenditures for health and welfare programs. As a result, from the late 1980s through 1993, the State experienced recurring budget deficits. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated a budget deficit of about $2.8 billion at its peak on June 30, 1993. One consequence of the large budget imbalances significantly reduced the State's available cash resources and force the State to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition has improved in the 1995-96, 1996-97 and 1997-98 fiscal years, with a combination of better-than-expected revenues, a slowdown in growth of social welfare programs and continued spending restraint. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-1997.

As a result of the deterioration in the State's budget and cash situation, the State's credit ratings were reduced. All three major nationally recognized statistical rating organizations lowered the State's general obligation bond rating from the highest ranking of "AAA." The State's general obligation bonds are now rated "A+" by Standard and Poor's Corporation ("S&P"), "A1" by Moody's Investors Service, Inc. ("Moody's") and "AA-" by Fitch Investors Service, Inc. ("Fitch").

State Appropriations Limit. Subject to certain exceptions, the State is subject to an annual appropriations limit imposed by its Constitution on "proceeds of taxes." Various expenditures, including, but not limited to, debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

                              1995-1996 FISCAL YEAR

Revenues. The 1995-1996 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from 1994-1995. The 1995-1996 Budget Act projected that the General Fund would end the 1995-1996 fiscal year with a slight surplus of $28 million at June 30, 1996, and that all of the accumulated budget deficits will have been repaid. In May 1996, the State Department of Finance updated the 1995-1996 projections, and estimated that there would be revenues and transfers of about $46.1 billion but, due to increased expenditures, there would instead be a deficit of about $70 million in the budget reserve at June 30, 1996. Principal features of the 1995-1996 Budget Act included an increase in Proposition 98 funding for K-14 schools of about $1.2 billion, reductions in health and welfare costs of about $900 million (about $500 million of which depends upon federal legislative approval), and receipt of an additional $494 million in federal aid for costs of illegal immigrants (above commitments already made by the federal government; only $31 million of this was received in 1995-1996). Special Fund revenues were estimated at $12.7 billion.

Expenditures. The 1995-1996 Budget Act projected General Fund expenditures of $43.4 billion, a 4% increase from 1994-1995. Special Fund expenditures of $13 billion have been appropriated. The May 1996 State Department of Finance revisions projected that expenditures for 1995-1996 would increase to about $45.4 billion.

                               1996-97 FISCAL YEAR

The Governor's proposed budget for 1996-1997 projected General Fund revenues and transfers of about $45.6 billion and proposed total General Fund appropriations of about $45.2 billion. The Governor's proposed budget renewed a proposal, which had been rejected by the Legislature in 1995, for a 15% cut in personal and corporate tax rates, phased in over a three-year period. In May 1996, the State Department of Finance updated revenue estimates to $47.1 billion for 1996-1997, assuming enactment of the Governor's proposed tax cut, and expenditure estimates to $46.5 billion.

Revenues. The 1996-1997 Budget Act, enacted on July 15, 1996, rejected the Governor's proposed 15% tax cut (but did include a 5% cut in bank and corporation taxes). Consequently, revenues for 1996-1997 were increased to an estimated $47.6 billion. Special fund revenues are estimated to be $13.3 billion. The 1996-1997 Budget Act appropriated a budget reserve of $305 million at June 30, 1997. This budget reserve assumed savings of about $660 million in the State's health and welfare costs based on changes to federal law, including welfare reform. The federal welfare reform legislation passed in August 1996 is projected to provide only about $360 million of the assumed $660 million in savings, however, subject to further adjustment based on how the State implements changes to its welfare system. Other principal features of the 1996-1997 Budget Act include an increase in Proposition 98 funding for K-14 schools of about $1.6 billion, and about $700 million in new federal aid for costs of illegal immigrants (with about $540 million to be received during 1996-1997).

Expenditures. The 1996-1997 Budget Act included General Fund appropriations of about $47.2 billion, a 4% increase over the final estimated 1995-1996 expenditures. Special Fund expenditures were budgeted at $12.6 billion.

                               1997-98 FISCAL YEAR

Revenues. The 1997-1998 Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8% increase over the final 1996-1997 levels) and Special Fund revenues of $14.0 billion. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing $3 billion of notes, which mature on June 30, 1998.

Expenditures. The 1997-1998 Budget includes General Fund expenditures of $52.8 billion (an 8.0% increase from the 1996-1997 levels). Special Fund expenditures of $14.4 billion, and $2.1 billion of expenditures from various Bond Funds. On a budgetary basis, the budget reserve is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. The 1997-98 Budget Act increases funding for K-14 education, reflects a $1.235 billion pension case judgment payment, increases funding for the University of California and California State University and continues most other State programs at 1996-1997 levels. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. After enactment of the Budget Act, and prior to the end of the Legislative Session, the Legislature and the Governor reached certain agreements related to State expenditures and taxes. Legislation signed by the Governor includes a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trails courts, with the state to assume greater responsibility.

The Governor's proposed budget for fiscal year 1998-1999 proposes total state spending of $70.6 billion (excluding the expenditure of federal funds and selected bond funds), which is up 4.7% from the current year's budget. This total includes $55.4 billion in General Fund spending (a 4.5% increase from the current year) and $15.2 billion in special funds spending (a 5.3% increase). The Governor's proposed budget anticipates a $296 million reserve for economic uncertainties. The new budget reflects agreements reached in the prior year in the areas of welfare reform, education, state tax relief, and the financial restructuring of the State's trial court system. The budget contains no tax changes and relatively few major programmatic changes.

The foregoing discussion of the 1995-1996, 1996-1997 and 1997-1998 Budgets is based upon the Budget Acts for these years, and should not be construed as a statement of fact. The assumptions used to construct a budget, which include estimates and projections of revenues and expenditures, may be affected by numerous factors, including future economic conditions in the State and the Nation. There can be no assurances that any estimates will be achieved.

ISSUES AFFECTING LOCAL GOVERNMENTS AND SPECIAL DISTRICTS IN CALIFORNIA.

Proposition 13. Certain California Municipal Securities may be obligations of issuers that rely in whole or in part on ad valorem real property taxes as a source of revenue. In 1978, California voters approved Proposition 13, which limits ad valorem taxes on real property and restricts the ability of taxing entities to increase property tax and other tax revenues.

With certain exceptions, the maximum ad valorem tax on real property is limited to 1% of the full cash value to be collected by the counties and apportioned according to law. One exception is for debt service on bonded indebtedness if such is approved by two-thirds of the votes cast by voters voting on the proposition. The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by substantial damage, destruction or other factors, or adjusted when there is a "change in ownership" or "new construction."

Proposition 62. This initiative, approved by voters in 1986, placed further restrictions on the ability of local governments to raise taxes and allocate approved tax revenues. Although some of the California Courts of Appeal held that parts of Proposition 62 were unconstitutional, the California Supreme Court upheld Proposition 62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.

Propositions 98 and 111. These initiatives changed the State appropriations limit and State funding of public education below the university level by guaranteeing K-14 schools a minimum share of General Fund revenues. The initiatives require that the State establish a prudent state reserve fund for public education.

Proposition 218. Passed in November 1996, this initiative places additional limitations on the ability of California local governments to increase or impose general taxes, special assessments, and many fees by requiring voter approval of such items. General taxes and many assessments and fees that were passed without public approval after 1994 and before November 6, 1996, must now be approved by voters by either July 1, 1997, or November 6, 1998, to continue in effect.

Appropriations Limit. Local governmental entities also are subject to annual appropriations limits. If a local government's revenues in any year exceed the amount permitted to be spent, the excess must be returned to the public through a revision of tax rates or fee schedules over the following two years.

Conclusion. The effect of these constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds are generally less affected). There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. Concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

ADDITIONAL RISK FACTORS FOR CALIFORNIA MUNICIPAL SECURITIES.

Mortgages and Deeds of Trust. Some issues may be secured in whole or in part by mortgages or deeds of trust on real property. California law limits the remedies of a creditor secured by a mortgage or deed of trust, which may result in delays in the flow of revenues to an issuer.

Lease Financings. Some local governments and districts finance certain activities through lease arrangements. It is uncertain whether such lease financings are debt that require voter approval.

Seismic Risk. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.


NEW YORK MUNICIPAL SECURITIES

The State of New York ("NY State") has experienced fiscal problems for several years as a result of negligible growth, increased human service needs and the lingering recession that hit the State harder than others. Although the State enjoyed good growth throughout the early to mid-1980's, unemployment continues to be a problem. The State's economy is highly developed and diverse, with a large emphasis in service, trade, financial services and real estate; however, extensive job losses in each of these areas has placed a burden on the State to maintain employment, company development and a stable tax base.

The State has a large accumulated deficit, as reflected in its financial results. The overall wealth of the State's population, as reflected by its per capita income, offers a positive credit enhancement, and is among the highest in the nation. The debt per capita, however, also is among the highest and, as a result, poses a large burden on State residents.

The importance of New York City to the State's economy is also an important consideration, since it represents a significant portion of the overall economy of the State. The City has struggled to maintain fiscal stability, and any major changes to the financial condition of the City would ultimately have an effect on the State. The overall financial condition of the State can be illustrated by the changes of its debt rating during the last several years of financial difficulties: Moody's downgraded the State's general obligation long-term debt from A1 to A in 1990 and further refined the rating to A2 on February 2, 1997, and S&P downgraded it from A to A- in early 1992. The State also carries a rating of A+ from Fitch. The short-term rating assigned by S&P of A1 is within that NRSRO's two highest rating categories. Moody's rating on New York City general obligation bonds is Baa1, while S&P rates them BBB+.

Schwab New York Municipal Money Fund's concentration in securities issued by the State of New York and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the State of New York or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the State; and the underlying fiscal condition of the State and its municipalities.



                      INVESTMENT POLICIES AND RESTRICTIONS




THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS MAY BE CHANGED ONLY BY APPROVAL OF A MAJORITY OF A FUND'S SHAREHOLDERS. ALL OTHER INVESTMENT POLICIES AND RESTRICTIONS CONTAINED IN THE SAI MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a Fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a Fund may only make loans if expressly permitted by its investment policies.

Concentration. Concentration is currently determined as investing 25% or more of a Fund's total assets in an industry or group of industries, with certain exceptions. This means that each Fund currently may not purchase securities of any issuer (other than U.S. government securities) if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

EACH MUNICIPAL FUND MAY:


(1) not purchase securities or make investments other than in accordance with investment objectives and policies.



(2) not purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state (although the limitation as to investments in a state or its political subdivision shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund), nor may it enter into a repurchase agreement if more than 10% of its net assets would be subject to repurchase agreements maturing in more than 7-days.).

(3) not purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(4) not invest in commodities or commodity futures contracts or in real estate, except that each Fund may invest in Municipal Securities secured by real estate or interests therein.

(5) not invest for the purpose of exercising control or management of another issuer.

(6) not invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.


(7) not underwrite securities issued by others, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(8) lend or borrow money, to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(9) pledge, mortgage or hypothecate any of its assets, to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(10) issue senior securities, to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


(11) purchase securities of any issuer only when consistent with the maintenance of its respective status as a diversified company (in the case of Schwab Municipal Money Fund) or non-diversified company (in the case of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund) under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS.


EACH MUNICIPAL FUND MAY NOT:



(1) purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of the Fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.



(2) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws, although this limitation shall be 10% with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund.



(3) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. 1



(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).



(5) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the Fund are permitted within the limitations of this paragraph. No such Fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.



(6) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.



(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.



(8)      Issue senior securities as defined in the 1940 Act.



Except for fundamental restriction (3) and non-fundamental restriction (5), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net assets will not be considered a violation. None of the Funds has a present intention of borrowing during the coming year, and in any event, each Fund would limit borrowings as required by the restrictions previously stated.



THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS MAY BE CHANGED ONLY BY APPROVAL OF A MAJORITY OF A FUND'S SHAREHOLDERS. ALL OTHER INVESTMENT POLICIES AND RESTRICTIONS CONTAINED IN THE SAI MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE.


SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY, EXCEPT WHERE NOTED,:

(1) Not underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.


--------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

(2) Not invest in commodities or commodity contracts, including futures contracts, or in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.


(3) Not concentrate 25% or more of the value of its assets in any one industry; provided, however, that the Fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit or banker's acceptances issued by U.S. banks and U.S. branches of those foreign banks that the Investment Manager has determined to be subject to the same regulation as U. S. banks, or obligations of or guaranteed by the U.S. government, its agencies or instrumentalities.


(4) Not make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5)      Not issue senior securities as defined in the 1940 Act.

(6) Purchase securities of any issuer only when consistent with the maintenance of its respective status as a diversified company under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS.


SCHWAB VALUE ADVANTAGE MONEY FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in securities of that issuer.

(2) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(3) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Schwab Fund Family or the Investment Manager beneficially own more than 1/2 of 1% of the securities of such issuer, and together beneficially own more than 5% of the securities of such issuer.

(4) Invest for the purpose of exercising control or management of another issuer.

(5) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. 1


--------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

(6)      Write, purchase or sell puts, calls or combinations thereof.

(7) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs. Except as otherwise noted, if a percentage restriction is adhered to at the time of investment, a later increase in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.


Except for fundamental investment restriction (7) and non-fundamental investment restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net assets will not be considered a violation.


                              QUALITY AND MATURITY

Each Fund will only purchase securities that present minimal credit risks and are First Tier or Second Tier Securities (otherwise referred to as "Eligible Securities"). 1 An Eligible Security is:

(1) a security with a remaining maturity of 397 days or less (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange Commission (the "SEC"), (currently Moody's, S&P, Duff and Phelps Credit Rating Co., Fitch, Thomson Bankwatch, and, with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA, Inc.) in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

(2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less (12 months or less in the case of Schwab Money Market and Schwab Government Money Funds), and (a) whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or (b) that has long-term ratings from the requisite NRSROs that are in one of the two highest categories; or

(3) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risks.

A First Tier Security is any Eligible Security that carries (or other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating suffices if only one NRSRO rates the security) or has been determined by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to such a security. A Second Tier Security is any other Eligible Security.



--------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust for an exception to this investment restriction.

Each Fund's total holdings of Second Tier Securities will not exceed 5% of its assets, with investment in the Second Tier Securities of any one issuer being limited to the greater of 1% of the Fund's assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-Government securities will be First Tier Securities at the time the repurchase agreements are executed.

                             MANAGEMENT OF THE TRUST


OFFICERS AND TRUSTEES. The Officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:



                                        POSITION WITH
NAME/DATE OF BIRTH                      THE TRUST                 PRINCIPAL OCCUPATION
------------------                      ---------                 --------------------
CHARLES R. SCHWAB*                      Chairman and Trustee      Chairman, Co-Chief Executive Officer and
July 29, 1937                                                     Director, The Charles Schwab Corporation;
                                                                  Chairman, Chief Executive Officer and
                                                                  Director, Charles Schwab Holdings, Inc.;
                                                                  Chairman and Director, Charles Schwab
                                                                  & Co., Inc, Charles Schwab Investment
                                                                  Management, Inc., The Charles Schwab
                                                                  Trust Company, and Schwab Retirement
                                                                  Plan Services, Inc.; Chairman and Director
                                                                  (current board positions), and Chairman
                                                                  (officer position) until December 1995,
                                                                  Mayer & Schweitzer, Inc. (a securities
                                                                  brokerage subsidiary of The Charles Schwab
                                                                  Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation
                                                                  (a financial services organization),
                                                                  AirTouch Communications (a telecommunications
                                                                  company) and Siebel Systems (a software
                                                                  company).

TOM  D. SEIP*                           President and Trustee     Executive Vice President,  The Charles Schwab
February 15, 1950                                                 Corporation; Enterprise President - International
                                                                  and Mutual Funds, Charles Schwab & Co.,
                                                                  Inc.; Chief Executive Officer, Charles Schwab
                                                                  Investment Management, Inc.


* This Trustee is an "interested person" of the Trust.

DONALD F. DORWARD                       Trustee                   Executive Vice President and Managing Director,
September 23, 1931                                                Grey Advertising.  From 1990 to 1996, Mr.
                                                                  Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates.  Dorward &
                                                                  Associates is an advertising and
                                                                  marketing/consulting firm.

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc.  Semloh Financial is an
                                                                  international financial services and investment
                                                                  advisory firm.

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Co.
June 28, 1938                                                     (investment banking).  Prior to 1995, Mr.
                                                                  Stephens was Chairman and Chief Executive
                                                                  Officer of North American Trust (a real
                                                                  estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment and
                                                                  management, and investments).

TAI-CHIN TUNG                           Treasurer and Principal   Vice President - Finance, Charles Schwab & Co.,
March 7, 1951                           Financial Officer         Inc.; Controller, Charles Schwab Investment
                                                                  Management, Inc.  From 1994 to 1996, Ms. Tung
                                                                  was Controller for Robertson Stephens Investment
                                                                  Management, Inc.  From 1993 to 1994, she was
                                                                  Vice President of Fund Accounting, Capital
                                                                  Research and Management Co.

WILLIAM J. KLIPP*                       Executive Vice            Executive Vice President, SchwabFunds(R),
December 9, 1955                        President, Chief          Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer and     Operating Officer, Charles Schwab Investment
                                        Trustee                   Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel, Chief
September 9, 1955                                                 Compliance Officer and Assistant Corporate
                                                                  Secretary, Charles Schwab Investment Management,
                                                                  Inc.

DAVID H. LUI                            Assistant Secretary       Vice President and Senior Counsel, Charles
October 14, 1960                                                  Schwab Investment Management, Inc.

KAREN L. SEAMAN                         Assistant Secretary       Corporate Counsel, Charles Schwab Investment
February 27, 1968                                                 Management, Inc.  From October 1994 to July
                                                                  1996, she was an Attorney for Franklin
                                                                  Resources, Inc.  Prior to 1994, Ms. Seaman was
                                                                  an Attorney for The Benham Group.

MATTHEW O'TOOLE                         Assistant Secretary       Corporate Counsel, Charles Schwab Investment
September 26, 1964                                                Management, Inc.  From November 1995 to April
                                                                  1997, Mr. O'Toole was Assistant General Counsel
                                                                  for Chancellor LGT Asset Management, Inc.  Prior
                                                                  there to, Mr. O'Toole was Senior Counsel at the
                                                                  U.S. Securities and Exchange Commission in
                                                                  Washington, D.C.


* This Trustee is an "interested person" of the Trust.

AMY L. MAUK                             Assistant Secretary       Corporate Counsel, Charles Schwab Investment
January 5, 1969                                                   Management, Inc.  From April 1995 to March 1997,
                                                                  she was a Legal Product Manager for Fidelity
                                                                  Investments.  Prior to April 1995, Ms. Mauk was
                                                                  and associate an Laurano & Laurano, Boston, MA


Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


                              COMPENSATION TABLE 1

                                                   Pension or
                                                   Retirement Benefits   Estimated Annual
                             Aggregate             Accrued as Part of    Benefits Upon         Total Compensation
Name of Person,              Compensation from     Fund Expenses from    Retirement from the   from the Fund
Position                     the Trust             the Fund Complex 2    Fund Complex 2        Complex 2
---------------------------  --------------------  --------------------  --------------------  -------------------
Charles R. Schwab,                    0                    N/A                   N/A                    0
Chairman and
Trustee

Timothy F. McCarthy,                  0                    N/A                   N/A                    0
President and
Trustee 3

Tom D. Seip,                          0                    N/A                   N/A                    0
President and
Trustee 4

William J. Klipp,                     0                    N/A                   N/A                    0
Executive Vice
President, Chief
Operating Officer
and Trustee

Donald F. Dorward,                 $51,500                 N/A                   N/A                 $93,450
Trustee

Robert G. Holmes,                  $51,500                 N/A                   N/A                 $93,450
Trustee

Donald R. Stephens,                $51,500                 N/A                   N/A                 $93,450
Trustee

Michael W. Wilsey,                 $51,500                 N/A                   N/A                 $93,450
Trustee



          1       Information is as of the Trust's fiscal year ended December
                  31, 1997.



          2 "Fund Complex" comprises all 31 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, as of December 31, 1997.


          3       Mr. McCarthy served as President and Trustee until November
                  24, 1997.

          4       Mr. Seip began serving as President and Trustee on November
                  24, 1997.




                       TRUSTEE DEFERRED COMPENSATION PLAN

Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. If an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account, as of any date, will be equal to the value the Account would have had as of that date, if the amounts credited to the Account had been invested and reinvested in the securities of the Schwab Fund or Funds selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds(R) include the series or classes of beneficial interest of the Trust, Schwab Investments and Schwab Capital Trust.

Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds.

                               INVESTMENT MANAGER


The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each Fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds, a family of 34 mutual funds with over $62 billion in net assets as of March 31, 1998. The Investment Manager is an affiliate of Schwab; the Trust's distributor and the shareholder services and transfer agent.


The Advisory Agreement will continue in effect for one-year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority of the Fund's shareholders. In either event, the continuance also must be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the Fund's shareholders and will terminate automatically upon assignment.


Pursuant to the Advisory Agreement dated May 1, 1997, as may be amended form time to time, the Investment Manager is entitled to receive from Municipal Money Fund a graduated annual fee payable monthly, of 0.46% or the Fund's average daily net assets over $1 billion, 0.41% of such assets over $1 billion but not in excess of $2 billion, 0.40% of such assets over $2 billion.



For the fiscal years ended December 31, 1995, 1996 and 1997 Schwab Municipal Money Fund paid investment and advisory fees of $6,465,000 (fees were reduced by 7,229,000); $8,034,000 (fees were reduced by $8,734,000) and $9,331,000 (fees were reduced by $10,977,000).



Pursuant to the Advisory Agreement dated June 15, 1994, as may be amended from time to time, the Investment Manager is entitled to receive from Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, a graduated annual fee, payable monthly, of 0.46% of each Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion and 0.40% of such net assets over $2 billion.



For the fiscal years ended December 31, 1995, 1996 and 1997 Schwab California Municipal Money Fund paid investment and advisory fees of $2,748,000 (fees were reduced by $3,697,000); $3,737,000 (fees were reduced by $4,819,000); and
$4,824,000 (fees were reduced by $6,548,000).



For the period of February 27, 1995 (commencement of operations) to December 31, 1995 and for the fiscal years ended December 31, 1996 and 1997 Schwab New York Municipal Money Fund paid investment and advisory fees of $464,000 (fees reduced by $277,000); $535,000 (fees were reduced by $696,000) and $675,000 (fees were reduced by $1,192,000).

Pursuant to the Advisory Agreement June 15, 1994, as may be amended from time to time, the Investment Manager is entitled to receive from Schwab Value Advantage Money Fund a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $1 billion, 0.45% of such net assets over $1 billion but not in excess of $3 billion, 0.40% of such net assets over $3 billion but not in excess of $10 billion, 0.37% of such net assets over $10 billion but not in excess of $20 billion and 0.34% of such net assets over $20 billion.



For the fiscal years ended December 31, 1995, 1996 and 1997 Schwab Value Advantage Money Fund paid investment and advisory fees of $15,877,000 (fees were reduced by $7,922,000); $30,667,000 (fees were reduced by $6,081,000) and
$23,972,000 (fees were reduced by $27,753,000).



The Investment Manager and Schwab have voluntarily agreed to limit, or reimburse, if necessary, a Fund's total operating expenses to 0.66%, 65% and 69% of its average daily net assets for the Sweep Investments for Municipal Money Fund, California Municipal Money Fund and New York Municipal Money Fund and 0.45%, 0.45% and 0.40% for the Value Advantage Investment Municipal Money Fund, California Municipal Money Fund and Value Advantage Money Fund.


                                    EXPENSES

The Trust pays the expenses of its operations, including the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value per share
(NAV); registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class, respectively.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of each Fund's shares. Each Fund pays the cost of its prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

PFPC, Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Trust.


                     ACCOUNTANTS AND REPORTS TO SHAREHOLDERS


The Trust's independent accountants, Price Waterhouse LLP, 555 California Street, San Francisco CA 94104 audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and the Funds' federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Each Fund's financial statements and financial highlights for the fiscal year ended December 31, 1997, are included in each Fund's Annual Report, which are separate reports supplied with this SAI. Each Fund's financial statements and financial highlights are incorporated herein by reference. Shareholders will be sent audited annual and unaudited semi-annual financial statements.


                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of the Funds in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of a Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager generally will select brokers and dealers for a Fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

The Trust expects that purchases and sales of portfolio securities usually will be principal transactions. Securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for each Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as a Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             DISTRIBUTIONS AND TAXES

                                  DISTRIBUTIONS

On each day that the NAV of a Fund is determined ("Business Day"), that Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of NAV prior to the declaration. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends normally will be reinvested monthly in full shares of the Fund at the NAV on the 15th day of each month, if a Business Day, otherwise on the next Business Day except for December when the dividend is reinvested on the last business day of the month. If cash payment is requested, checks normally will be mailed on the Business Day following the reinvestment date. Each Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within seven days.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that Fund. If a Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward. It is not anticipated that the Fund will realize any long-term capital gains. Expenses of the Trust are accrued each day. Should the NAV of a Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and any unrealized gains and losses could affect the amount of the Fund's distributions.

                              FEDERAL INCOME TAXES

It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in certain hedging transactions and may limit the range of its investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, each Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exception), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by a Fund in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared. A Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The Funds do not expect to realize any long-term capital gain. However, any distributions of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Funds' shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.

Each Fund may engage in investment techniques that may alter the timing and character of its income. Each Fund may be restricted in its use of these techniques by rules relating to its qualification as regulated investment companies.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Funds also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.


                  ADDITIONAL CONSIDERATIONS FOR MUNICIPAL FUNDS



The Municipal Funds will each distribute all of their net investment income (including net short-term capital gain) to their respective shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.


Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT and the environmental tax may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the Funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                             SHARE PRICE CALCULATION

Each Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the NAV calculated by reference to market values and a Fund's NAV of $1.00, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a Fund's NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the NAV at $1.00.

                        HOW THE FUNDS REPORT PERFORMANCE

The historical performance of the Funds may be shown in the form of total return, yield and effective yield. These measures of performance are described below.

                                  TOTAL RETURN

Standardized Total Return. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, each Fund assumes the reinvestment of all distributions at NAV on applicable reinvestment dates.

Nonstandardized Total Return. Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

In addition, an after-tax total return for a Fund may be calculated by taking the Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each Fund also may report the percentage of the Fund's standardized or non-standardized total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates before redemption of Fund shares). This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each Fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.

                                      YIELD

A Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated in each seven-day period over an annual period, and is shown as a percentage of the investment.

                                 EFFECTIVE YIELD

A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                              TAX-EQUIVALENT YIELD

The tax-equivalent yield for the Funds is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and California income taxes at a rate of 45.22% and New York income taxes at a rate of 46.43%.)

Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund actually will yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

                               GENERAL INFORMATION

The Trust is an open-end investment management company organized as a Massachusetts business trust on October 20, 1989. Currently, there are thirteen Funds of the Trust: Schwab Money Market Fund, Schwab Government Money Fund, Schwab Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab California Municipal Money Fund, Schwab Government Cash Reserves, Schwab Pennsylvania Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Florida Municipal Money Fund. The Declaration of Trust permits the Trustees to create additional Funds. There is a remote possibility that one Fund might become liable for a misstatement in the prospectus or SAI about another Fund. The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees, if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determination of whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES


As of April 15, 1998, Igal Lichtman and Michal Lichtman, Livingston, NJ as joint tenants directly or beneficially owned 5.77% of Schwab Value Advantage Money Fund(R) - Investor shares. James M. McCormick and Marsha E. McCormack, New Rochelle, NY as joint tenants directly or beneficially owned 5.24% of Schwab New York Municipal Money Fund - Value Advantage Shares(TM).



In addition, as of April 17, 1998, the officers and Trustees of the Trust, as a group, owned less than 1% of each Fund's outstanding voting securities.


                        PURCHASE AND REDEMPTION OF SHARES

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of a Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.

                                OTHER INFORMATION

The Prospectus and SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and the SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and SAI form a part, each such statement being qualified in all respects by such reference.

THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

         Lower-quality debt securities are sometimes referred to as "junk bonds," and are considered more speculative and subject to greater risk. Some junk bonds already may be in default, i.e., failed to meet their interest and/or principal payment obligations. From time to time, each Fund may report the percentage of its assets that fall into the rating categories set forth below.

                                      BONDS

                            MOODY'S INVESTORS SERVICE

         Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa-rated bonds, they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protection, fluctuations of protective elements may be of greater amplitude or there may be other factors present that make them appear to be subject to somewhat greater long-term risks. A-rated bonds are considered as upper-medium grade obligations as they possess many favorable investment attributes. Bonds designated Baa are considered medium grade in that they are not highly protected nor poorly secured. Interest payments and principal security appear to be adequate at the present, but they may lack certain protective elements or be characteristically unreliable over any great length of time. Baa bonds do not have any outstanding investment characteristics and do have speculative characteristics.

                          STANDARD & POOR'S CORPORATION

         AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree. A ratings are given to debt that has a strong capacity to pay interest and repay principal but is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than higher-rated debt. BBB debt indicates the issuer is regarded by S&P as having an adequate capacity to pay interest and repay principal. These securities appear to have adequate protection, however adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher categories.
                         DUFF & PHELPS CREDIT RATING CO.

         Duff confers an AAA designation to bonds of issuers with the highest credit quality. The risk factors associated with these bonds are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA rated bonds are of high credit quality and have strong protection factors. The risks associated with them are modest but may vary slightly from time to time because of economic conditions. An A rating indicates that the protection factors are average but adequate. The risk factors, however, are more variable and greater in periods of economic stress. BBB-rated debt has protection factors that are below average but still sufficient for prudent investment. There is considerable variability in the risk of BBB-rated debt during economic cycles.

                                   FITCH IBCA

         AAA is the highest rating Fitch assigns to bonds, and indicates the obligor's exceptionally strong ability to pay interest and repay principal. Bonds that Fitch considers of very high credit quality, and the obligor's ability to pay interest and repay principal is very strong, although not as strong as AAA, is rated AA. An A rating is given to show high credit quality and the issuer's ability to pay interest and repay principal is strong, but there is more vulnerability to economic conditions and circumstances than higher rated debt. BBB bonds are considered investment grade, where the issuer has adequate ability to pay interest and repay principal. Bonds rated BBB are more susceptible to adverse changes in economic conditions and circumstances, thus these bonds are more likely to fall below investment grade or have the timeliness of their payments impaired.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

         Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

         An S&P SP-1 rating indicates that the subject securities' issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

         Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity normally will be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

         A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

         Duff-1 is the highest commercial paper rating assigned by Duff. Three gradations exist within this rating category: A Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1- rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-2 rating indicates a good certainty of timely payment. Liquidity factors and company fundamentals are sound and risk factors are small.

                                   FITCH IBCA

         F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

                    COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS
                     AND DEPOSIT OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

         TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second-highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS


Item 24. Financial Statements and Exhibits.

        (a)      Financial Statements:

        (1) Financial statements and financial highlights included in the Annual Report for Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Fund for the fiscal year ended December 31, 1997, are incorporated by reference into the SAI, were filed on March 6, 1998, pursuant to Rule 30d-1 under the Investment Company Act of 1940 ("1940 Act"), and are incorporated herein by reference.

        (2) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Value Advantage Shares, Schwab California Municipal Money Fund - Value Advantage Shares and Schwab New York Municipal Money Fund - Value Advantage Shares for the fiscal year ended December 31, 1997, are incorporated by reference into the SAI, were filed on March 6, 1998, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (3) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Sweep Shares, Schwab California Municipal Money Fund - Sweep Shares and Schwab New York Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1997, are incorporated by reference into the SAI, were filed on March 6, 1998, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (4) Financial statements and financial highlights included in the Annual Report for Schwab Value Advantage Money Fund - Investor Shares for the fiscal year ended December 31, 1997, are incorporated by reference into the SAI, were filed on March 6, 1998, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (5) Financial statements and financial highlights included in the Annual Report for Schwab Retirement Money Fund(R) for the fiscal year ended December 31, 1997, are incorporated by reference into the SAI, were filed on March 6, 1998, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (6) Financial statements and financial highlights included in the Annual Report for Schwab Institutional Advantage Money Fund(R) for the fiscal year ended December 31, 1997, are incorporated by reference into the SAI, were filed on March 6, 1998, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (b)      Exhibits:

      (1) Amended and Restated Agreement and Declaration of Trust to Registrant's Registration Statement on Form N-1A,dated May 9, 1995, was electronically filed and is incorporated by reference to Exhibit
            (1) to Post-Effective Amendment No. 33.

      (2) Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on March 29, 1996.

      (3)   Inapplicable.

      (4)   (a)   Article III, Sections 4 and 5; Article IV, Section 1; Article
                  V; Article VI, Section 2; Article VIII, Section 4; and Article
                  IX, Sections 1, 4 and 7 of the Agreement and Declaration of
                  Trust are incorporated by reference to Exhibit (1) above.

            (b) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2) above.

      (5)   (a)   Investment Advisory and Administration Agreement between
                  Registrant and Charles Schwab Investment Management, Inc. (the
                  "Investment Manager") with respect to Schwab Money Market
                  Fund, Schwab Government Money Fund and Schwab Municipal Money
                  Fund, dated May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 29.

            (b) Schedule A to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 27.

            (c) Schedule B to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 27.

            (d) Investment Advisory and Administration Agreement between Registrant and the Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(d) to Post-Effective Amendment No. 27.

            (e) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab Government Cash Reserves Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund, is electronically filed herewith as Exhibit (5)(e).

            (f) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(f) to Post-Effective Amendment No. 27.

            (g) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(g) to Post-Effective Amendment No. 27.


            (h) Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1994, was electronically filed and is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 33.

            (i) Form of Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund, dated June 15, 1994, was electronically filed and is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 33.


      (6)   (a)   Distribution Agreement between Registrant and Charles Schwab &
                  Co., Inc. ("Schwab"), dated June 15, 1994, to Registrant's
                  Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 33.

            (b) Schedule A to the Distribution Agreement between Registrant and Schwab is electronically filed herewith as Exhibit (6)(b).

      (7)         Inapplicable.

      (8)   (a)   Accounting Services Agreement between Registrant and PFPC Inc.
                  (formerly, Provident Financial Processing Corporation) dated
                  April 8, 1991 to Registrant's Registration Statement on Form
                  N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No.
                  33.

            (b) Schedule B to the Accounting Services Agreement referred to at Exhibit (8)(a) is electronically filed herewith as Exhibit
                  (8)(b).

            (c) Amendment Nos. 1 and 2 to the Accounting Services Agreement referred to at Exhibit (8)(a) above was electronically filed and is incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 33.

            (d) Amended and Restated Transfer Agency Agreement and Schedule B between Registrant and Schwab dated June 5, 1995 to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 33.

            (e) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement is electronically filed herewith as Exhibit
                  (8)(e).

            (h) Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(h) to Post-Effective Amendment No. 33.

            (i) Schedules A, B, and C to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(h) above to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(I) to Post-Effective Amendment No. 33.

            (j) Form of Schedules A and C to the Shareholder Service Agreement is electronically filed herewith as Exhibit (8)(j).

            (k) Custodian Services Agreement between Registrant and PNC Bank, N.A. (formerly, Provident National Bank) dated April 8, 1991 to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(k) to Post-Effective Amendment No. 33.

            (l) Schedule A to the Custodian Services Agreement is electronically filed herewith as Exhibit (8)(l).

            (n) Amendment Nos. 1 and 2 to the Custodian Services Agreement referred to at Exhibit (8)(k) above was electronically filed and is incorporated by reference to Exhibit (8)(n) to Post-Effective Amendment No. 33.



      (9)         Inapplicable.

     (10)   (a)   Inapplicable.

            (b) Opinion of Counsel as to legality of the securities being registered is electronically filed herewith as Exhibit
                  (10)(b).

     (11)   (a)   Consent of Price Waterhouse LLP is electronically filed
                  herewith as Exhibit (11)(a).

            (b)   Inapplicable.

     (12)         Inapplicable.

     (13)   (a)   Purchase Agreement between Registrant and Schwab relating to the Schwab U.S. Treasury Money Fund to Registrant's
                  Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(a) to Post-Effective Amendment No. 33.

            (b) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 33.

            (c) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 33.

            (d) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(d) to Post-Effective Amendment No. 33.

            (e) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 33.

            (f) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(f) to Post-Effective Amendment No. 33.

            (g) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(g) to Post-Effective Amendment No. 33.

            (h) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is electronically filed herewith as Exhibit (13)(h).

            (i) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund was electronically filed and is incorporated by reference to Exhibit (13)(i) to Post-Effective Amendment No. 33.

            (j) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund was electronically filed and is incorporated by reference to Exhibit (13)(j) to Post-Effective Amendment No. 33.

            (k) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is electronically filed herewith as Exhibit (13)(k).

     (14)   (a)   Model Charles Schwab & Co., Inc. Individual Retirement Plan is
                  incorporated by reference to Exhibit (14)(a) to Post-Effective
                  Amendment No. 14 to Registrant's Registration Statement on
                  Form N-1A, filed on August 25, 1995.

            (b) Model Charles Schwab & Co., Inc. KEOGH Plan is incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.

     (15)         Inapplicable.

     (16)   (a)   Performance Calculations for Schwab Money Market Fund, Schwab
                  Government Money Fund, Schwab Municipal Money Fund, Schwab
                  California Municipal Money Fund and Schwab U.S. Treasury Money
                  Fund are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 6 to Registrant's Registration
                  Statement on Form N-1A, filed on March 3, 1992.

            (b) Performance Calculations for Schwab Value Advantage Money Fund are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on August 7, 1992.

            (c) Performance Calculations for Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 6, 1995.

            (d) Performance Calculations for Schwab New York Municipal Money Fund-Sweep Shares are incorporated by reference to Exhibit
                  (16)(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.

     (17)   (a)   Financial Data Schedule for Schwab Money Market Fund is
                  electronically filed herein as Exhibit (17)(a).

            (b) Financial Data Schedule for Schwab Government Money Fund is electronically filed herein as Exhibit (17)(b).

            (c) Financial Data Schedule for Schwab Municipal Money Fund-Sweep Shares is electronically filed herein as Exhibit (17)(c).

            (d) Financial Data Schedule for Schwab Municipal Money Fund-Value Advantage Shares is electronically filed herein as Exhibit
                  (17)(d).

            (e) Financial Data Schedule for Schwab California Municipal Money Fund-Sweep Shares is electronically filed herein as Exhibit
                  (17)(e).

            (f) Financial Data Schedule for Schwab California Municipal Money Fund-Value Advantage Shares is electronically filed herein as Exhibit (17)(f).

            (g) Financial Data Schedule for Schwab U.S. Treasury Money Fund is electronically filed herein as Exhibit (17)(g).

            (h) Financial Data Schedule for Schwab Value Advantage Money Fund-Investor Shares is electronically filed herein as Exhibit
                  (17)(h).

            (i) Financial Data Schedule for Schwab Institutional Advantage Money Fund(R) is electronically filed herein as Exhibit
                  (17)(i).

            (j) Financial Data Schedule for Schwab Retirement Money Fund(R) is electronically filed herein as Exhibit (17)(j).

            (k) Financial Data Schedule for Schwab New York Municipal Money Fund-Sweep Shares is electronically filed herein as Exhibit
                  (17)(k).

            (l) Financial Data Schedule for Schwab New York Municipal Money Fund-Value Advantage Shares is electronically filed herein as Exhibit (17)(l).

     (18)   (a)   Form of Amended and Restated Multiple Class Plan of Registrant
                  and Schedule A are incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 25 to Registrant's
                  Registration Statement on Form N-1A, filed on February 21,
                  1997.

Item 25. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


Item 26. Number of Holders of Securities.

As of April 15, 1998, the number of record holders of shares of beneficial interest for the series of Registrant was:

Title of Class                                                     Number of Record Holders
--------------                                                     ------------------------
Schwab Money Market Fund                                           1 (for the benefit of 2,332,902)
Schwab Government Money Fund                                       1 (for the benefit of 125,350)
Schwab U.S. Treasury Money Fund                                    1 (for the benefit of 68,327)
Schwab Municipal Money Fund-Sweep Shares                           1 (for the benefit of 147,233)
Schwab Municipal Money Fund-Value Advantage Shares                 1 (for the benefit of 4,885)
Schwab California Municipal Money Fund-Sweep Shares                1 (for the benefit of 60,246)
Schwab California Municipal Money Fund-Value Advantage Shares      1 (for the benefit of 3,876)
Schwab Value Advantage Money Fund-Investor Shares                  1 (for the benefit of 68,327)
Schwab Retirement Money Fund(R)                                    1 (for the benefit of 1,007)
Schwab Value Advantage Money Fund-Sweep Shares                     0 (for the benefit of 0)
Schwab Institutional Advantage Money Fund(R)                       1 (for the benefit of 535)
Schwab New York Municipal Money Fund-Sweep Shares                  1 (for the benefit of 13,412)
Schwab New York Municipal Money Fund-Value Advantage Shares        1 (for the benefit of 852)
Schwab Government Cash Reserves Fund                               1 (for the benefit of 6)
Schwab New Jersey Municipal Money Fund                             1 (for the benefit of 933)
Schwab Pennsylvania Municipal Money Fund                           1 (for the benefit of 473)
Schwab Florida Municipal Money Fund                                1 (for the benefit of 5,486)

Item 27. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Manager.

(a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) captioned "Management of the Fund(s);" the section of the Prospectuses for Schwab Value Advantage Money Fund, Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund-Value Advantage Shares captioned "Organization and Management of the Fund(s);" and the section of the Statements of Additional Information captioned "Management of the Trust."

Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

(b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

Name and Position
 with Registrant         Name of Company                                    Capacity
-----------------        ---------------                                    --------
Charles R. Schwab,       Charles Schwab & Co., Inc.                         Chairman and Director
Chairman and Trustee
                         The Charles Schwab Corporation                     Chairman, Co-Chief Executive
                                                                            Officer and Director

                         Schwab Holdings, Inc.                              Chairman, Chief Executive
                                                                            Officer and  Director

                         Charles Schwab Investment Management, Inc.         Chairman and Director

                         The Charles Schwab Trust Company                   Chairman and Director

                         Mayer & Schweitzer, Inc.                           Chairman and Director

                         Schwab Retirement Plan Services, Inc.              Chairman and Director

                         Charles Schwab Limited                             Chairman, Chief Executive
                                                                            Officer and Director

                         Performance Technologies, Inc.                     Chairman and Director

                         TrustMark, Inc.                                    Chairman and Director

                         Schwab (SIS) Holdings, Inc. I                      Chairman, Chief Executive
                                                                            Officer and Director

                         Schwab International Holdings, Inc.                Chairman, Chief Executive
                                                                            Officer and Director

                         The Gap, Inc.                                      Director

                         Transamerica Corporation                           Director

                         AirTouch Communications                            Director

                         Siebel Systems                                     Director

David S. Pottruck        Charles Schwab & Co., Inc.                         Chief Executive Officer,
                                                                            President, Chief Operating
                                                                            Officer and Director

                         The Charles Schwab Corporation                     President, Co-Chief Executive
                                                                            Officer, Chief Operating
                                                                            Officer and Director

                         Schwab Holdings, Inc.                              Director

                         Schwab Retirement Plan Services, Inc.              Director

                         Charles Schwab Limited                             Director

                         Charles Schwab Investment Management, Inc.         Director

                         Mayer & Schweitzer, Inc.                           Director

                         Performance Technologies, Inc.                     Director

                         Schwab (SIS) Holdings, Inc. I                      President, Chief Operating
                                                                            Officer and Director

                         Schwab International Holdings, Inc.                President, Chief Operating
                                                                            Officer and Director

                         TrustMark, Inc.                                    Director
Steven L. Scheid         Charles Schwab & Co., Inc.                         Executive Vice President, Chief
                                                                            Financial Officer and Director

                         The Charles Schwab Corporation                     Executive Vice President and
                                                                            Chief Financial Officer

                         Schwab Holdings, Inc.                              Executive Vice President, Chief
                                                                            Financial Officer and Director

                         Charles Schwab Investment Management, Inc.         Chief Financial Officer and
                                                                            Director

                         The Charles Schwab Trust Company                   Chief Financial Officer and
                                                                            Director

                         Charles Schwab Limited                             Finance Officer and Director

                         Schwab Retirement Plan Services, Inc.              Director

                         Performance Technologies, Inc.                     Director

                         Mayer & Schweitzer, Inc.                           Director

                         Schwab (SIS) Holdings, Inc. I                      Chief Financial Officer and
                                                                            Director

                         Schwab International Holdings, Inc.                Chief Financial Officer and
                                                                            Director

Tom D. Seip              Charles Schwab & Co., Inc.                         Enterprise President

                         The Charles Schwab Corporation                     Executive Vice President

                         Charles Schwab Investment Management, Inc.         Chief Executive Officer


Karen W. Chang           Charles Schwab & Co., Inc.                         Enterprise President

John P. Coghlan          Charles Schwab & Co., Inc.                         Enterprise President

                         The Charles Schwab Corporation                     Executive Vice President

                         The Charles Schwab Trust Company                   President, Chief Executive
                                                                            Officer and Director

                         Schwab Retirement Plan Services, Inc.              Director

Frances Cole,            Charles Schwab Investment Management, Inc.         Senior Vice President, Chief
Secretary                                                                   Counsel, Chief Compliance Officer
                                                                            and Assistant Corporate Secretary

Linnet F. Deily          Charles Schwab & Co., Inc.                         Enterprise President

Christopher V. Dodds     Charles Schwab & Co., Inc.                         Controller and Senior Vice
                                                                            President

                         The Charles Schwab Corporation                     Controller and Senior Vice
                                                                            President

Carrie Dwyer             Charles Schwab & Co., Inc.                         Executive Vice President, General
Corporate Secretary                                                         Counsel

Wayne W. Fieldsa         Charles Schwab & Co., Inc.                         Executive Vice President

Lon Gorman               Charles Schwab & Co., Inc.                         Enterprise President

James M. Hackley            Charles Schwab & Co., Inc.                      Executive Vice President

Cynthia K. Holbrook         The Charles Schwab Corporation                  Assistant Corporate Secretary

                            Charles Schwab  & Co., Inc.                     Assistant Corporate Secretary

                            Charles Schwab Investment Management, Inc.      Corporate Secretary

                            The Charles Schwab Trust Company                Assistant Corporate Secretary

                            Mayer & Schweitzer                              Secretary

Colleen M. Hummer           Charles Schwab & Co., Inc.                      Senior Vice President

William J. Klipp,           Charles Schwab & Co., Inc.                      Executive Vice President
Trustee, Executive Vice
President and Chief
Operating Officer

                            Charles Schwab Investment Management, Inc.      President and Chief Operating
                                                                            Officer

Daniel O. Leemon            The Charles Schwab Corporation                  Executive Vice President and
                                                                            Chief Strategy Officer

                            Charles Schwab & Co., Inc.                      Executive Vice President and
                                                                            Chief Strategy Officer

Dawn G. Lepore              Charles Schwab & Co., Inc.                      Executive Vice President and
                                                                            Chief Information Officer

                            The Charles Schwab Corporation                  Executive Vice President and
                                                                            Chief Information Officer

David H. Lui,               Charles Schwab Investment Management, Inc.      Vice President and Senior Counsel
Assistant Secretary

Susanne D. Lyons            Charles Schwab & Co., Inc.                      Enterprise President

Amy L. Mauk                 Charles Schwab Investment Management, Inc.      Corporate Counsel
Assistant Secretary

Peter J. McIntosh           Charles Schwab & Co., Inc.                      Executive Vice President

Matthew M. O'Toole,         Charles Schwab Investment Management, Inc.      Corporate Counsel
Assistant Secretary

Gideon Sasson               Charles Schwab & Co., Inc.                      Enterprise President

Karen L. Seaman,            Charles Schwab Investment Management, Inc.      Corporate Counsel
Assistant Secretary


Leonard Short               Charles Schwab & Co., Inc.                      Executive Vice President

Lawrence J. Stupski         Charles Schwab & Co., Inc.                      Director until February 1995;
                                                                            Vice Chairman until August 1994

                            The Charles Schwab Corporation                  Vice Chairman and Director; Chief
                                                                            Operating Officer until March 1994

                            Mayer & Schweitzer, Inc.                        Director until February 1995

                            The Charles Schwab Trust Company                Director until December 1996

Tai-Chin Tung,              Charles Schwab & Co., Inc.                      Vice President
Treasurer and Principal
Financial Officer

                            Charles Schwab Investment Management, Inc.      Controller

                            Robertson Stephens Investment Management, Inc.  Controller until 1996

Luis E. Valencia            Charles Schwab & Co., Inc.                      Executive Vice President and
                                                                            Chief Administrative Officer

                            The Charles Schwab Corporation                  Executive Vice President and
                                                                            Chief Administrative Officer

                            Commercial Credit Corporation                   Managing Director until February
                                                                            1994

Stephen B. Ward,            Charles Schwab Investment Management, Inc.      Senior Vice President and Chief
Senior Vice President and                                                   Investment Officer
Chief Investment Officer



Item 29. Principal Underwriters.

(a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

(b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

(c) Not applicable.

Item 30. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to

Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

(a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

(b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                    SIGNATURE

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 35 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on this 28th day of April, 1998.

                                    CHARLES SCHWAB FAMILY OF FUNDS
                                    Registrant

                                    Charles R. Schwab*
                                    Charles R. Schwab, Chairman

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 28th day of April, 1998.

Signature                           Title

Charles R. Schwab*                  Chairman and Trustee
------------------------------
Charles R. Schwab

Tom D. Seip*                        President and Trustee
------------------------------
Tom D. Seip

William J. Klipp*                   Executive Vice President,
------------------------------
William J. Klipp                    Chief Operating Officer and Trustee

Donald F. Dorward*                  Trustee
------------------------------
Donald F. Dorward

Robert G. Holmes*                   Trustee
------------------------------
Robert G. Holmes

Donald R. Stephens*                 Trustee
------------------------------
Donald R. Stephens

Michael W. Wilsey*                  Trustee
------------------------------
Michael W. Wilsey

Tai-Chin Tung*                      Treasurer and Principal Financial Officer
------------------------------
Tai-Chin Tung

*By
     --------------------------------------
     Alan G. Priest, Attorney-In-Fact pursuant to Powers of Attorney filed previously.

Exhibit        Description
-------        -----------

(5)(I)         Schedule D-Investment Advisory Agreement Fees

(6)(b)         Schedule A-Distribution Agreement.

(8)(b)         Schedule B-Accounting Services Agreement.

(8)(e)         Schedules A and C-Amended and Restated Transfer Agency Agreements

(8)(j)         Form of Schedules A and C-Shareholder Service Agreement

(8)(l)         Schedule A- Custodian Services Agreement

(10)(b)        Opinion of Counsel

(11)(a)        Consent of Price Waterhouse LLP

(17)(a)        Financial Data Schedule for Schwab Money Market Fund

(17)(b)        Financial Data Schedule for Schwab Government Money Fund

(17)(c)        Financial Data Schedule for Schwab Municipal Money Fund-Sweep Shares

(17)(d)        Financial Data Schedule for Schwab Municipal Money Fund-Value Advantage Shares

(17)(e)        Financial Data Schedule for Schwab California Municipal Money Fund-Sweep Shares

(17)(f)        Financial Data Schedule for Schwab California Municipal Money Fund-Value Advantage Shares

(17)(g)        Financial Data Schedule for Schwab U.S. Treasury Money Fund

(17)(h)        Financial Data Schedule for Schwab Value Advantage Money Fund-Investor Shares

(17)(i)        Financial Data Schedule for Schwab Institutional Advantage Money Fund

(17)(j)        Financial Data Schedule for Schwab Retirement Money Fund

(17)(k)        Financial Data Schedule for Schwab New York Municipal Money Fund-Sweep Shares

(17)(l)        Financial Data Schedule for Schwab New York Municipal Money Fund-Value Advantage Shares